T. ROWE PRICE Spectrum Moderate Allocation Fund
February 28, 2022 (Unaudited)

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
ASSET-BACKED SECURITIES 1.2%
522 Funding
Series 2019-5A, Class AR, CLO, FRN
3M SOFR + 1.33%, 1.552%, 4/15/35 (1) 600,000 600
522 Funding
Series 2019-5A, Class BR, CLO, FRN
3M SOFR + 1.85%, 2.072%, 4/15/35 (1) 340,000 340
AGL
Series 2021-14A, Class A, CLO, FRN
3M USD LIBOR + 1.15%, 1.267%, 12/2/34 (1) 740,000 739
AGL
Series 2022-17A, Class A, CLO, FRN
3M SOFR + 1.33%, 1.574%, 1/21/35 (1) 470,000 470
AmeriCredit Automobile Receivables Trust
Series 2020-3, Class D
1.49%, 9/18/26  345,000 341
AmeriCredit Automobile Receivables Trust
Series 2021-1, Class D
1.21%, 12/18/26  255,000 248
Amur Equipment Finance Receivables X
Series 2022-1A, Class D
2.91%, 8/21/28 (1) 205,000 203
Applebee's Funding
Series 2019-1A, Class A2I
4.194%, 6/5/49 (1) 598,950 597
Ballyrock
Series 2021-1A, Class A1, CLO, FRN
3M USD LIBOR + 1.06%, 1.301%, 4/15/34 (1) 495,000 493
Benefit Street Partners
Series 2015-6BR, Class A, CLO, FRN
3M USD LIBOR + 1.19%, 1.444%, 7/20/34 (1) 575,000 575
Benefit Street Partners XI
Series 2017-11A, Class A2R, CLO, FRN
3M USD LIBOR + 1.50%, 1.741%, 4/15/29 (1) 250,000 247
Benefit Street Partners XX
Series 2020-20A, Class AR, CLO, FRN
3M USD LIBOR + 1.17%, 1.411%, 7/15/34 (1) 325,000 325
Benefit Street Partners XXV
Series 2021-25A, Class B, CLO, FRN
3M USD LIBOR + 1.70%, 1.943%, 1/15/35 (1) 255,000 255
Capital One Multi-Asset Execution Trust
Series 2005-B3, Class B3, FRN
3M USD LIBOR + 0.55%, 0.789%, 5/15/28  320,000 317
Carlyle U.S.
Series 2019-4A, Class A11R, CLO, FRN
3M SOFR + 1.32%, 1.553%, 4/15/35 (1) 615,000 614

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Carmax Auto Owner Trust
Series 2020-1, Class D
2.64%, 7/15/26  395,000 397
Carmax Auto Owner Trust
Series 2021-1, Class D
1.28%, 7/15/27  810,000 787
CarMax Auto Owner Trust
Series 2022-1, Class D
2.47%, 7/17/28  210,000 208
CBAM
Series 2019-9A, Class B1, CLO, FRN
3M USD LIBOR + 1.90%, 2.141%, 2/12/30 (1) 250,000 250
Cedar Funding VIII
Series 2017-8A, Class A1R, CLO, FRN
3M USD LIBOR + 1.15%, 1.391%, 10/17/34 (1) 345,000 345
CIFC Funding
Series 2020-3A, Class A1R, CLO, FRN
3M USD LIBOR + 1.13%, 1.384%, 10/20/34 (1) 435,000 433
CIFC Funding
Series 2021-3A, Class A, CLO, FRN
3M USD LIBOR + 1.14%, 1.381%, 7/15/36 (1) 400,000 400
DB Master Finance
Series 2021-1A, Class A2I
2.045%, 11/20/51 (1) 623,438 603
Driven Brands Funding
Series 2019-1A, Class A2
4.641%, 4/20/49 (1) 213,400 220
Driven Brands Funding
Series 2020-1A, Class A2
3.786%, 7/20/50 (1) 197,000 197
Dryden
Series 2020-86A, Class A1R, CLO, FRN
3M USD LIBOR + 1.10%, 1.341%, 7/17/34 (1) 390,000 390
Ford Credit Floorplan Master Owner Trust
Series 2020-2, Class B
1.32%, 9/15/27  175,000 168
GM Financial Automobile Leasing Trust
Series 2020-3, Class C
1.11%, 10/21/24  200,000 199
GMF Floorplan Owner Revolving Trust
Series 2020-2, Class C
1.31%, 10/15/25 (1) 185,000 183
Hardee's Funding
Series 2018-1A, Class A2II
4.959%, 6/20/48 (1) 449,888 465
Hardee's Funding
Series 2021-1A, Class A2
2.865%, 6/20/51 (1) 199,000 189

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Hilton Grand Vacations Trust
Series 2017-AA, Class A
2.66%, 12/26/28 (1) 23,155 23
HPEFS Equipment Trust
Series 2022-1A, Class C
1.96%, 5/21/29 (1) 240,000 238
HPEFS Equipment Trust
Series 2022-1A, Class D
2.40%, 11/20/29 (1) 260,000 257
Jack in the Box Funding
Series 2022-1A, Class A2I
3.445%, 2/26/52 (1) 355,000 355
Kings Park
Series 2021-1A, Class A, CLO, FRN
3M USD LIBOR + 1.13%, 1.478%, 1/21/35 (1) 425,000 425
KKR
Series 29A, Class B, CLO, FRN
3M USD LIBOR + 1.50%, 1.741%, 1/15/32 (1) 515,000 510
Madison Park Funding XXXIII
Series 2019-33A, Class AR, CLO, FRN
3M SOFR + 1.29%, 1.449%, 10/15/32 (1) 350,000 349
Magnetite XXV
Series 2020-25A, Class B, CLO, FRN
3M USD LIBOR + 1.55%, 1.808%, 1/25/32 (1) 255,000 255
Morgan Stanley Eaton Vance
Series 2021-1A, Class B, CLO, FRN
3M USD LIBOR + 1.65%, 1.783%, 10/20/34 (1) 300,000 300
Navient Private Education Loan Trust
Series 2017-A, Class A2A
2.88%, 12/16/58 (1) 51,727 52
Navient Private Education Refi Loan Trust
Series 2019-FA, Class A2
2.60%, 8/15/68 (1) 322,063 323
Navient Private Education Refi Loan Trust
Series 2020-BA, Class A2
2.12%, 1/15/69 (1) 219,791 219
Navient Private Education Refi Loan Trust
Series 2020-CA, Class B
2.83%, 11/15/68 (1) 350,000 345
Navient Private Education Refi Loan Trust
Series 2020-DA, Class A
1.69%, 5/15/69 (1) 99,999 99
Navient Private Education Refi Loan Trust
Series 2020-HA, Class A
1.31%, 1/15/69 (1) 151,207 148
Navient Private Education Refi Loan Trust
Series 2022-A, Class A
2.23%, 7/15/70 (1) 765,000 758

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Navistar Financial Dealer Note Master Trust
Series 2020-1, Class C, FRN
1M USD LIBOR + 2.15%, 2.337%, 7/25/25 (1) 205,000 206
Nelnet Student Loan Trust
Series 2020-1A, Class A, FRN
1M USD LIBOR + 0.74%, 0.927%, 3/26/68 (1) 176,885 176
Neuberger Berman Loan Advisers
Series 2019-32A, Class AR, CLO, FRN
3M USD LIBOR + 0.99%, 1.238%, 1/20/32 (1) 915,000 913
Neuberger Berman Loan Advisers
Series 2021-43A, Class A, CLO, FRN
3M USD LIBOR + 1.13%, 1.371%, 7/17/35 (1) 290,000 289
Neuberger Berman XVI
Series 2017-16SA, Class AR, CLO, FRN
3M USD LIBOR + 1.04%, 1.281%, 4/15/34 (1) 480,000 478
New Economy Assets Phase 1 Sponsor
Series 2021-1, Class A1
1.91%, 10/20/61 (1) 1,010,000 971
OCP
Series 2014-7A, Class A2RR, CLO, FRN
3M USD LIBOR + 1.65%, 1.904%, 7/20/29 (1) 370,000 367
OCP
Series 2020-19A, Class AR, CLO, FRN
3M USD LIBOR + 1.15%, 1.404%, 10/20/34 (1) 645,000 644
Octagon Investment Partners
Series 2016-1A, Class AR, CLO, FRN
3M USD LIBOR + 1.18%, 1.439%, 1/24/33 (1) 660,000 661
OZLM VII
Series 2014-7RA, Class A1R, CLO, FRN
3M USD LIBOR + 1.01%, 1.251%, 7/17/29 (1) 411,266 411
Palmer Square
Series 2021-2A, Class A, CLO, FRN
3M USD LIBOR + 1.15%, 1.391%, 7/15/34 (1) 450,000 450
Palmer Square
Series 2022-1A, Class A, CLO, FRN
3M SOFR + 1.32%, 1.786%, 4/20/35 (1) 355,000 355
Peace Park
Series 2021-1A, Class A, CLO, FRN
3M USD LIBOR + 1.13%, 1.384%, 10/20/34 (1) 875,000 877
Planet Fitness Master Issuer
Series 2022-1A, Class A2I
3.251%, 12/5/51 (1) 415,000 415
Santander Bank
Series 2021-1A, Class B
1.833%, 12/15/31 (1) 226,002 224
Santander Drive Auto Receivables Trust
Series 2021-3, Class D
1.33%, 9/15/27  345,000 335

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Santander Drive Auto Receivables Trust
Series 2021-4, Class D
1.67%, 10/15/27  225,000 219
Santander Retail Auto Lease Trust
Series 2019-B, Class D
3.31%, 6/20/24 (1) 580,000 585
Santander Retail Auto Lease Trust
Series 2021-A, Class D
1.38%, 3/22/27 (1) 450,000 438
ServiceMaster Funding
Series 2021-1, Class A2I
2.865%, 7/30/51 (1) 477,600 456
Sierra Timeshare Receivables Funding
Series 2019-1A, Class A
3.20%, 1/20/36 (1) 82,912 84
Sierra Timeshare Receivables Funding
Series 2020-2A, Class C
3.51%, 7/20/37 (1) 128,066 128
Sierra Timeshare Receivables Funding
Series 2021-1A, Class B
1.34%, 11/20/37 (1) 143,365 140
SMB Private Education Loan Trust
Series 2015-B, Class A2A
2.98%, 7/15/27 (1) 3,301 3
SMB Private Education Loan Trust
Series 2015-C, Class A3, FRN
1M USD LIBOR + 1.95%, 2.141%, 8/16/32 (1) 455,000 460
SMB Private Education Loan Trust
Series 2016-A, Class A2A
2.70%, 5/15/31 (1) 61,922 62
SMB Private Education Loan Trust
Series 2016-B, Class A2A
2.43%, 2/17/32 (1) 314,537 315
SMB Private Education Loan Trust
Series 2018-C, Class A2A
3.63%, 11/15/35 (1) 435,840 445
SMB Private Education Loan Trust
Series 2021-A, Class APT1
1.07%, 1/15/53 (1) 349,695 328
SMB Private Education Loan Trust
Series 2021-A, Class B
2.31%, 1/15/53 (1) 375,000 361
Symphony XVII
Series 2016-17A, Class AR, CLO, FRN
3M USD LIBOR + 0.88%, 1.121%, 4/15/28 (1) 486,810 485
Symphony XX
Series 2018-20A, Class BR, CLO, FRN
3M USD LIBOR + 1.65%, 1.891%, 1/16/32 (1) 670,000 670

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Symphony XXVI
Series 2021-26A, Class AR, CLO, FRN
3M USD LIBOR + 1.08%, 1.334%, 4/20/33 (1) 270,000 270
Wellfleet
Series 2017-2A, Class A1R, CLO, FRN
3M USD LIBOR + 1.06%, 1.314%, 10/20/29 (1) 468,149 467
Total Asset-Backed Securities (Cost $30,348) 30,142
BOND MUTUAL FUNDS 18.7%
T. Rowe Price Dynamic Global Bond Fund - I Class, 3.53% (2)(3) 7,696,569 74,041
T. Rowe Price Inflation Protected Bond Fund - I Class, 2.20% (2)(3) 569 7
T. Rowe Price Institutional Emerging Markets Bond Fund,
5.09% (2)(3) 10,201,785 74,167
T. Rowe Price Institutional Floating Rate Fund - Institutional Class,
3.51% (2)(3) 6,320,093 61,115
T. Rowe Price Institutional High Yield Fund - Institutional Class,
5.30% (2)(3) 8,593,900 72,619
T. Rowe Price International Bond Fund (USD Hedged) - I Class,
1.79% (2)(3) 12,133,361 117,330
T. Rowe Price Limited Duration Inflation Focused Bond Fund - I
Class, 1.66% (2)(3) 6,391,638 33,876
T. Rowe Price U.S. Treasury Long-Term Index Fund - I Class,
2.04% (2)(3) 5,068,840 55,909
Total Bond Mutual Funds (Cost $510,311) 489,064
COMMON STOCKS 52.0%
COMMUNICATION SERVICES 5.1%
Diversified Telecommunication Services 0.3%
KT (KRW)  38,415 1,025
Nippon Telegraph & Telephone (JPY)  207,900 5,975
Telecom Italia (EUR)  1,529,550 635
7,635
Entertainment 0.5%
Cinemark Holdings (4) 14,900 261
Netflix (4) 14,923 5,888
Sea, ADR (4) 36,353 5,293
Spotify Technology (4) 5,917 924
Walt Disney (4) 12,170 1,807
Zynga, Class A (4) 13,871 126
14,299
Interactive Media & Services 3.6%
Alphabet, Class A (4) 1,918 5,181

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Alphabet, Class C (4)(5) 20,239 54,601
Bumble, Class A (4) 4,500 115
Meta Platforms, Class A (4) 97,777 20,634
NAVER (KRW)  5,701 1,519
Pinterest, Class A (4) 46,425 1,242
Snap, Class A (4) 128,838 5,146
Tencent Holdings (HKD)  56,810 3,065
Vimeo (4) 11,600 151
Z Holdings (JPY)  228,600 1,119
92,773
Media 0.5%
Advantage Solutions (4) 12,345 97
Advantage Solutions, Warrants, 12/31/26, 11.50% (4) 3,886 8
Cable One  919 1,317
Charter Communications, Class A (4) 6,229 3,749
Comcast, Class A  27,354 1,279
CyberAgent (JPY)  145,900 1,909
Stroeer (EUR)  13,224 998
WPP (GBP)  178,679 2,513
11,870
Wireless Telecommunication Services 0.2%
SoftBank Group (JPY)  21,200 951
T-Mobile U.S. (4) 8,193 1,010
Vodafone Group, ADR  144,346 2,555
4,516
Total Communication Services 131,093
CONSUMER DISCRETIONARY 6.2%
Auto Components 0.3%
Autoliv, SDR (SEK) (6) 14,134 1,253
Denso (JPY)  22,000 1,547
Gentherm (4) 5,526 469
Magna International  38,964 2,894
Stanley Electric (JPY)  41,500 986
Sumitomo Rubber Industries (JPY)  53,100 514
7,663
Automobiles 1.0%
Honda Motor (JPY)  27,500 835
Rivian Automotive, Acquisition Date: 12/23/19 - 7/23/21,
Cost $3,240 (4)(7) 92,671 5,948
Rivian Automotive, Class A (4) 19,414 1,312
Suzuki Motor (JPY)  34,900 1,390
Tesla (4) 13,135 11,433

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Toyota Motor (JPY)  280,300 5,128
26,046
Diversified Consumer Services 0.1%
Bright Horizons Family Solutions (4) 7,884 1,030
Clear Secure, Class A (4) 30,135 812
Rover Group, Acquisition Date: 8/2/21, Cost $— (4)(7) 10,622 —
1,842
Hotels, Restaurants & Leisure 1.0%
BJ's Restaurants (4) 14,301 459
Booking Holdings (4) 1,601 3,478
Chipotle Mexican Grill (4) 2,008 3,059
Chuy's Holdings (4) 12,547 409
Compass Group (GBP)  124,688 2,818
Denny's (4) 17,715 280
Dutch Bros, Class A (4) 4,587 221
Fiesta Restaurant Group (4) 30,219 304
Hilton Worldwide Holdings (4) 5,238 780
Marriott International, Class A (4) 867 147
Papa John's International  12,943 1,382
Red Robin Gourmet Burgers (4) 9,050 159
Red Rock Resorts, Class A  3,200 161
Ruth's Hospitality Group  13,365 332
Starbucks  41,068 3,770
Sweetgreen, Class A (4) 3,678 93
Torchys Holdings, Class A, Acquisition Date: 11/13/20,
Cost $443 (4)(7)(8)(9) 51,774 461
Yum! Brands  62,342 7,642
25,955
Household Durables 0.3%
Cavco Industries (4) 1,384 377
Lennar, Class A  4,811 432
Panasonic (JPY)  182,900 1,910
Persimmon (GBP)  55,726 1,794
Skyline Champion (4) 11,321 761
Sony Group (JPY)  26,200 2,677
7,951
Internet & Direct Marketing Retail 2.0%
Alibaba Group Holding, ADR (4) 4,296 452
Amazon.com (4)(5) 14,545 44,671
ASOS (GBP) (4) 45,161 1,184
Big Sky Growth Partners (4) 15,110 148
Coupang (4) 13,307 353
Deliveroo (GBP) (4) 86,084 147
Delivery Hero (EUR) (4) 5,594 300

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
DoorDash, Class A (4) 24,067 2,526
Farfetch, Class A (4) 9,100 173
JD.com, Class A (HKD) (4) 2,552 87
RealReal (4) 28,900 258
Rent the Runway, Class A (4) 4,901 30
THG (GBP) (4) 83,714 120
Xometry, Class A (4) 9,576 468
Zalando (EUR) (4) 23,246 1,539
52,456
Multiline Retail 0.4%
Dollar General  34,503 6,844
Next (GBP)  20,611 1,887
Ollie's Bargain Outlet Holdings (4) 18,022 778
9,509
Specialty Retail 0.5%
Burlington Stores (4) 5,507 1,244
Carvana (4) 22,477 3,382
Five Below (4) 1,100 180
Kingfisher (GBP)  659,599 2,691
Monro  13,663 638
Petco Health & Wellness (4) 9,037 158
RH (4) 416 167
Ross Stores  30,920 2,826
TJX  11,520 761
Warby Parker, Class A (4) 22,810 683
12,730
Textiles, Apparel & Luxury Goods 0.6%
Allbirds, Class A (4) 6,202 49
Capri Holdings (4) 13,000 881
Dr. Martens (GBP)  205,291 772
EssilorLuxottica (EUR)  11,196 1,954
Kering (EUR)  2,281 1,582
Lululemon Athletica (4) 9,243 2,957
Moncler (EUR)  30,154 1,811
NIKE, Class B  23,899 3,263
Samsonite International (HKD) (4) 340,200 762
Skechers USA, Class A (4) 11,600 533
14,564
Total Consumer Discretionary 158,716
CONSUMER STAPLES 2.8%
Beverages 0.8%
Boston Beer, Class A (4) 3,156 1,210
Coca-Cola  114,191 7,108

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Diageo (GBP)  58,229 2,885
Keurig Dr Pepper  201,170 7,779
Kirin Holdings (JPY)  59,200 984
19,966
Food & Staples Retailing 0.5%
Seven & i Holdings (JPY)  62,200 3,027
Walmart  63,385 8,567
Welcia Holdings (JPY)  28,500 760
12,354
Food Products 0.9%
Barry Callebaut (CHF)  689 1,589
Cal-Maine Foods  12,495 553
Darling Ingredients (4) 12,488 905
Mondelez International, Class A  92,032 6,026
Nestle (CHF)  83,472 10,876
Nomad Foods (4) 21,910 552
Post Holdings (4) 7,225 760
Post Holdings Partnering (4) 9,926 98
TreeHouse Foods (4) 11,022 433
Utz Brands  25,587 390
Wilmar International (SGD)  632,100 2,054
24,236
Household Products 0.2%
Kimberly-Clark  17,277 2,248
Procter & Gamble  21,212 3,307
5,555
Personal Products 0.4%
BellRing Brands, Class A (4) 9,015 231
L'Oreal (EUR)  7,858 3,106
Pola Orbis Holdings (JPY)  20,100 317
Unilever (GBP)  145,167 7,292
10,946
Total Consumer Staples 73,057
ENERGY 1.0%
Energy Equipment & Services 0.1%
Cactus, Class A  7,100 360
Halliburton  12,612 423
Liberty Oilfield Services, Class A (4) 38,747 483
NexTier Oilfield Solutions (4) 62,060 494
Worley (AUD)  186,179 1,626
3,386

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Oil, Gas & Consumable Fuels 0.9%
Chevron  37,916 5,460
ConocoPhillips  7,536 715
Devon Energy  16,132 960
Diamondback Energy  9,886 1,365
Equinor (NOK)  133,175 4,186
Exxon Mobil  45,674 3,582
Magnolia Oil & Gas, Class A  46,543 1,040
Shell, ADR  33,388 1,749
TC Energy  13,325 716
TotalEnergies (EUR)  68,937 3,512
Venture Global LNG, Series B, Acquisition Date: 3/8/18,
Cost $18 (4)(7)(8) 6 36
Venture Global LNG, Series C, Acquisition Date: 5/25/17 - 3/8/18,
Cost $232 (4)(7)(8) 64 381
23,702
Total Energy 27,088
FINANCIALS 7.3%
Banks 2.6%
Atlantic Capital Bancshares (4) 9,806 317
Australia & New Zealand Banking Group (AUD)  79,540 1,506
Bank of America  243,819 10,777
BankUnited  24,582 1,086
BNP Paribas (EUR)  31,113 1,805
Cadence Bank  1,122 35
Citigroup  40,943 2,425
Close Brothers Group (GBP)  31,989 500
CrossFirst Bankshares (4) 16,302 256
DBS Group Holdings (SGD)  56,042 1,409
Dime Community Bancshares  13,612 463
DNB Bank (NOK)  165,924 3,715
Dogwood State Bank, Non-Voting Shares, Acquisition Date:
5/6/19, Cost $41 (4)(7)(8) 4,058 53
Dogwood State Bank, Voting Shares, Acquisition Date: 5/6/19,
Cost $20 (4)(7)(8) 1,993 26
Dogwood State Bank, Warrants, 5/6/24, Acquisition Date: 5/6/19,
Cost $— (4)(7)(8) 605 3
East West Bancorp  8,766 768
Equity Bancshares, Class A  8,834 278
Erste Group Bank (EUR)  37,634 1,338
FB Financial  13,474 599
First Bancshares  10,441 369
Five Star Bancorp  6,112 186
Grasshopper Bancorp, Acquisition Date: 10/12/18 - 5/2/19,
Cost $67 (4)(7)(8) 6,708 25

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Grasshopper Bancorp, Warrants, 10/12/28, Acquisition Date:
10/12/18, Cost $— (4)(7)(8) 1,212 —
Heritage Commerce  33,587 399
Home BancShares  25,274 592
ING Groep (EUR)  260,980 3,048
Intesa Sanpaolo (EUR)  442,460 1,131
JPMorgan Chase  76,369 10,829
Live Oak Bancshares  12,082 773
Lloyds Banking Group (GBP)  2,810,125 1,811
Mitsubishi UFJ Financial Group (JPY)  265,900 1,632
National Bank of Canada (CAD)  43,847 3,516
Origin Bancorp  11,946 552
Pacific Premier Bancorp  14,647 567
Pinnacle Financial Partners  7,771 785
PNC Financial Services Group  6,943 1,383
Popular  5,755 529
Professional Holding, Class A (4) 6,150 131
Sandy Spring Bancorp  10,955 516
Seacoast Banking  9,762 358
Signature Bank  3,455 1,192
SouthState  6,946 625
Standard Chartered (GBP)  123,830 882
Sumitomo Mitsui Trust Holdings (JPY)  31,997 1,137
Svenska Handelsbanken, Class A (SEK)  178,335 1,695
United Overseas Bank (SGD)  116,800 2,596
Webster Financial  9,080 547
Wells Fargo  50,629 2,702
Western Alliance Bancorp  13,020 1,220
69,087
Capital Markets 1.5%
Bank of New York Mellon  47,971 2,550
Bluescape Opportunities Acquisition (4) 20,811 208
Bridgepoint Group (GBP) (4) 169,664 771
Cboe Global Markets  8,619 1,011
Charles Schwab  112,784 9,526
CME Group  20,548 4,860
Goldman Sachs Group  12,315 4,203
Julius Baer Group (CHF)  34,514 2,021
Macquarie Group (AUD)  14,130 1,859
Morgan Stanley  522 47
MSCI  936 469
P10, Class A (4) 14,452 180
S&P Global  6,831 2,566
State Street  67,182 5,733
StepStone Group, Class A  17,463 603

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
TMX Group (CAD)  2,700 273
XP, Class A (4) 38,705 1,252
38,132
Consumer Finance 0.0%
Encore Capital Group (4) 6,188 408
PRA Group (4) 9,329 417
PROG Holdings (4) 13,288 407
1,232
Diversified Financial Services 0.2%
Challenger (AUD)  148,391 730
Conyers Park III Acquisition (4) 14,651 147
Element Fleet Management (CAD)  197,096 1,934
Equitable Holdings  44,278 1,446
Mitsubishi HC Capital (JPY)  152,500 793
5,050
Insurance 2.9%
AIA Group (HKD)  91,400 949
American International Group  216,985 13,288
Assurant  6,570 1,115
AXA (EUR)  156,064 4,223
Axis Capital Holdings  15,177 829
Chubb  65,839 13,407
Definity Financial (CAD) (4) 16,686 363
Direct Line Insurance Group (GBP)  269,722 1,070
Hanover Insurance Group  5,136 717
Hartford Financial Services Group  88,357 6,139
Manulife Financial (CAD)  87,700 1,777
Marsh & McLennan  4,923 765
MetLife  18,110 1,223
Munich Re (EUR)  16,674 4,574
PICC Property & Casualty, Class H (HKD)  1,454,000 1,535
Ping An Insurance Group, Class H (HKD)  116,500 903
Sampo, Class A (EUR)  62,625 2,955
Selective Insurance Group  14,038 1,168
Storebrand (NOK)  228,184 2,258
Sun Life Financial (CAD)  64,723 3,404
Tokio Marine Holdings (JPY)  49,000 2,788
Travelers  42,487 7,301
Zurich Insurance Group (CHF)  6,813 3,127
75,878
Thrifts & Mortgage Finance 0.1%
Blue Foundry Bancorp (4) 9,000 125
Capitol Federal Financial  21,898 239
Essent Group  13,112 579

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Housing Development Finance (INR)  51,363 1,621
Kearny Financial  12,844 170
PennyMac Financial Services  15,648 904
3,638
Total Financials 193,017
HEALTH CARE 8.9%
Biotechnology 0.9%
AbbVie  94,569 13,974
Abcam, ADR (4) 6,909 115
ACADIA Pharmaceuticals (4) 3,692 94
Agios Pharmaceuticals (4) 5,579 174
Apellis Pharmaceuticals (4) 9,802 417
Arcutis Biotherapeutics (4) 1,758 31
Argenx, ADR (4) 3,737 1,075
Ascendis Pharma, ADR (4) 5,935 667
Avidity Biosciences (4) 7,756 131
Blueprint Medicines (4) 5,844 354
Cerevel Therapeutics Holdings (4) 7,587 201
CRISPR Therapeutics (4) 1,052 65
Flame Biosciences, Acquisition Date: 9/28/20, Cost $32 (4)(7)(8) 4,842 32
G1 Therapeutics (4) 3,596 38
Generation Bio (4) 12,584 64
Genmab (DKK) (4) 2,479 833
Global Blood Therapeutics (4) 9,588 290
Icosavax (4) 5,808 101
IGM Biosciences (4) 2,763 46
Insmed (4) 27,136 649
Intellia Therapeutics (4) 3,046 301
Iovance Biotherapeutics (4) 1,958 31
Karuna Therapeutics (4) 1,731 182
Kodiak Sciences (4) 2,727 24
Kymera Therapeutics (4) 2,652 105
MeiraGTx Holdings (4) 3,303 47
Monte Rosa Therapeutics (4) 5,172 74
Morphic Holding (4) 507 20
Nkarta (4) 5,800 52
Nurix Therapeutics (4) 2,327 38
Prothena (4) 11,483 397
PTC Therapeutics (4) 1,700 60
Radius Health (4) 9,275 77
RAPT Therapeutics (4) 6,143 123
Relay Therapeutics (4) 1,725 42
Repare Therapeutics (4) 5,000 80
Replimune Group (4) 2,840 46

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Scholar Rock Holding (4) 9,978 174
Seagen (4) 2,511 324
Tenaya Therapeutics (4) 1,520 18
Turning Point Therapeutics (4) 4,346 138
Ultragenyx Pharmaceutical (4) 8,787 591
Xencor (4) 9,210 288
Zentalis Pharmaceuticals (4) 3,137 156
22,739
Health Care Equipment & Supplies 1.7%
Abbott Laboratories  19,776 2,385
Alcon (CHF)  12,127 937
Align Technology (4) 1,682 860
AtriCure (4) 7,157 497
Becton Dickinson & Company  46,569 12,633
CVRx (4) 3,465 30
DENTSPLY SIRONA  14,500 785
Elekta, Class B (SEK) (6) 107,470 930
ICU Medical (4) 3,397 804
Inari Medical (4) 6,700 590
Intuitive Surgical (4) 22,474 6,525
Koninklijke Philips (EUR)  73,037 2,495
Medtronic  48,723 5,116
Nevro (4) 3,462 248
NuVasive (4) 4,741 257
Outset Medical (4) 8,377 368
Pax Labs, Class A, Acquisition Date: 4/18/19, Cost $192 (4)(7)(8) 51,080 52
Penumbra (4) 1,523 338
PROCEPT BioRobotics (4) 3,586 90
Quidel (4) 6,543 692
Siemens Healthineers (EUR)  40,267 2,584
STERIS  8,300 1,992
Stryker  12,774 3,364
Teleflex  3,408 1,146
45,718
Health Care Providers & Services 2.2%
Accolade (4) 4,543 82
Alignment Healthcare (4) 20,547 173
Amedisys (4) 2,222 356
Anthem  20,755 9,378
Centene (4) 87,880 7,261
Cigna  15,428 3,668
dentalcorp Holdings (CAD) (4)(6) 16,419 193
Fresenius (EUR)  51,505 1,797
Hanger (4) 22,864 414
HCA Healthcare  42,766 10,705

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Humana  3,563 1,548
Laboratory Corp. of America Holdings (4) 8,636 2,343
ModivCare (4) 3,637 429
Molina Healthcare (4) 5,888 1,807
Option Care Health (4) 16,987 437
Pennant Group (4) 7,660 125
Privia Health Group (4) 6,448 166
Surgery Partners (4) 7,793 407
U.S. Physical Therapy  4,419 406
UnitedHealth Group  34,083 16,219
57,914
Health Care Technology 0.1%
Certara (4) 3,209 81
Definitive Healthcare (4) 3,056 71
Doximity, Class A (4) 5,703 350
Sophia Genetics (4) 5,908 76
Veeva Systems, Class A (4) 4,973 1,139
1,717
Life Sciences Tools & Services 1.3%
Adaptive Biotechnologies (4) 4,134 60
Agilent Technologies  6,873 896
Bruker  14,884 1,047
Danaher  51,678 14,181
Evotec (EUR) (4) 29,666 874
Olink Holding, ADR (4) 10,728 183
PerkinElmer  23,828 4,280
Quanterix (4) 2,062 70
Rapid Micro Biosystems, Class A (4) 8,479 59
Seer (4) 5,515 84
Thermo Fisher Scientific  20,552 11,180
32,914
Pharmaceuticals 2.7%
Arvinas (4) 2,944 191
Astellas Pharma (JPY)  232,400 3,877
AstraZeneca (GBP)  16,857 2,049
AstraZeneca, ADR  254,922 15,520
Bayer (EUR)  47,250 2,729
Bristol-Myers Squibb  71,832 4,933
Catalent (4) 11,365 1,160
Elanco Animal Health (4) 44,388 1,261
Eli Lilly  19,762 4,939
GlaxoSmithKline, ADR  56,610 2,370
Ipsen (EUR)  9,728 1,132
Johnson & Johnson  33,538 5,519

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Merck  2,103 161
Novartis (CHF)  55,686 4,894
Otsuka Holdings (JPY)  43,200 1,489
Pfizer  16,386 769
Reata Pharmaceuticals, Class A (4) 2,927 96
Roche Holding (CHF)  22,767 8,623
Sanofi (EUR)  52,658 5,504
Zoetis  13,109 2,539
69,755
Total Health Care 230,757
INDUSTRIALS & BUSINESS SERVICES 4.7%
Aerospace & Defense 0.3%
Cadre Holdings  5,082 112
L3Harris Technologies  26,033 6,568
Parsons (4) 5,468 190
Safran (EUR)  13,869 1,763
8,633
Air Freight & Logistics 0.2%
United Parcel Service, Class B  18,979 3,994
3,994
Airlines 0.1%
Delta Air Lines (4) 24,120 963
Sun Country Airlines Holdings (4) 2,964 80
United Airlines Holdings (4) 17,951 797
1,840
Building Products 0.0%
CSW Industrials  2,716 327
Gibraltar Industries (4) 10,783 521
848
Commercial Services & Supplies 0.3%
ADT  36,846 270
Brink's  6,041 423
Cintas  1,173 440
Copart (4) 7,107 873
Heritage-Crystal Clean (4) 10,495 294
MSA Safety  2,827 393
Rentokil Initial (GBP)  85,753 582
Republic Services  22,719 2,733
Stericycle (4) 7,700 450
Tetra Tech  2,389 379
6,837

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Electrical Equipment 0.4%
ABB (CHF)  90,233 3,049
AZZ  15,213 749
Hubbell  8,447 1,506
Legrand (EUR)  15,555 1,467
Mitsubishi Electric (JPY)  225,800 2,731
Prysmian (EUR)  59,274 1,951
Shoals Technologies Group, Class A (4) 13,319 211
Thermon Group Holdings (4) 7,400 127
11,791
Industrial Conglomerates 1.3%
DCC (GBP)  18,469 1,449
General Electric  180,742 17,263
Honeywell International  13,558 2,573
Melrose Industries (GBP)  990,960 1,960
Roper Technologies  4,720 2,116
Siemens (EUR)  59,961 8,447
33,808
Machinery 0.5%
Deere  2,838 1,022
Enerpac Tool Group  28,032 484
ESCO Technologies  8,461 589
Federal Signal  12,303 444
Fortive  18,729 1,213
Graco  9,432 680
Helios Technologies  7,432 583
Ingersoll Rand  21,584 1,090
John Bean Technologies  7,489 849
KION Group (EUR)  28,153 2,257
Knorr-Bremse (EUR)  9,713 856
Marel (ISK)  25,567 146
Meritor (4) 911 32
Mueller Water Products, Class A  35,516 451
RBC Bearings (4) 1,800 349
SMC (JPY)  1,600 956
SPX (4) 11,507 583
THK (JPY)  35,100 806
Toro  5,151 483
13,873
Marine 0.0%
Matson  2,705 300
300

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Professional Services 0.4%
Booz Allen Hamilton Holding  7,369 595
Checkr, Acquisition Date: 6/29/18 - 12/2/19, Cost $60 (4)(7)(8) 2,599 126
Clarivate (4) 42,929 643
Huron Consulting Group (4) 4,400 217
Jacobs Engineering Group  7,761 955
Legalzoom.com (4) 11,638 182
Recruit Holdings (JPY)  54,000 2,279
TechnoPro Holdings (JPY)  66,600 1,934
Teleperformance (EUR)  4,525 1,679
TransUnion  6,859 622
Upwork (4) 14,678 371
9,603
Road & Rail 0.8%
Central Japan Railway (JPY)  9,700 1,311
CSX  230,763 7,825
Grab Holdings, Class A (4) 28,206 162
Grab Holdings, Class A, Warrants, 12/1/26, 11.50% (4) 2,581 4
Knight-Swift Transportation Holdings  9,921 541
Landstar System  2,487 384
Norfolk Southern  20,655 5,298
Saia (4) 2,682 770
Union Pacific  16,581 4,078
20,373
Trading Companies & Distributors 0.4%
Air Lease  9,923 414
Ashtead Group (GBP)  39,477 2,565
Bunzl (GBP)  31,755 1,255
Mitsubishi (JPY)  50,300 1,691
Rush Enterprises, Class A  8,714 453
SiteOne Landscape Supply (4) 6,456 1,113
Sumitomo (JPY)  110,000 1,795
9,286
Total Industrials & Business Services 121,186
INFORMATION TECHNOLOGY 11.1%
Communications Equipment 0.2%
Infinera (4) 6,200 57
Motorola Solutions  9,766 2,153
Telefonaktiebolaget LM Ericsson, Class B (SEK)  274,283 2,524
4,734
Electronic Equipment, Instruments & Components 0.4%
CTS  16,692 633
Hamamatsu Photonics (JPY)  27,800 1,409

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Largan Precision (TWD)  8,000 581
Littelfuse  2,669 689
Murata Manufacturing (JPY)  33,300 2,263
National Instruments  8,484 341
Novanta (4) 8,667 1,184
Omron (JPY)  14,900 1,014
PAR Technology (4) 13,084 549
TE Connectivity  5,305 756
Teledyne Technologies (4) 3,172 1,362
10,781
IT Services 1.9%
Accenture, Class A  7,767 2,455
Affirm Holdings (4) 13,551 567
Amadeus IT Group, Class A (EUR) (4) 18,469 1,219
ANT International, Class C, Acquisition Date: 6/7/18, Cost $811 (4)
(7)(8) 212,821 779
Block (4) 16,890 2,153
Cognizant Technology Solutions, Class A  34,524 2,974
Euronet Worldwide (4) 4,459 572
Fiserv (4) 38,946 3,804
Kratos Defense & Security Solutions (4) 14,999 314
Mastercard, Class A  24,886 8,979
MongoDB (4) 6,291 2,403
NTT Data (JPY)  195,600 3,715
Payoneer Global (4) 49,400 238
PayPal Holdings (4) 24,377 2,729
Repay Holdings (4) 12,705 219
ServiceTitan, Acquisition Date: 11/9/18 - 5/4/21, Cost $14 (4)(7)
(8) 311 37
Shift4 Payments, Class A (4) 3,400 179
Shopify, Class A (4) 2,573 1,786
Snowflake, Class A (4) 2,953 784
Themis Solutions, Acquisition Date: 4/14/21, Cost $34 (4)(7)(8) 1,500 36
Toast, Class A (4) 43,810 899
Twilio, Class A (4) 2,397 419
Visa, Class A  53,020 11,459
48,719
Semiconductors & Semiconductor Equipment 2.8%
Advanced Micro Devices (4) 56,808 7,007
ASML Holding (EUR)  7,603 5,087
ASML Holding  5,594 3,728
Broadcom  6,719 3,947
Entegris  12,591 1,643
KLA  5,810 2,025
Lattice Semiconductor (4) 27,025 1,692

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Marvell Technology  27,813 1,900
Micron Technology  52,033 4,624
Monolithic Power Systems  3,462 1,588
NVIDIA  54,813 13,366
NXP Semiconductors  16,089 3,059
QUALCOMM  49,439 8,503
Renesas Electronics (JPY) (4) 92,700 1,092
Semtech (4) 3,505 243
Taiwan Semiconductor Manufacturing (TWD)  359,759 7,735
Taiwan Semiconductor Manufacturing, ADR  13,170 1,409
Texas Instruments  11,275 1,917
Tokyo Electron (JPY)  5,300 2,601
73,166
Software 4.3%
Amplitude, Class A (4) 6,500 139
Atlassian, Class A (4) 7,473 2,285
Bill.com Holdings (4) 11,875 2,825
Canva, Acquisition Date: 8/16/21 - 12/17/21, Cost $459 (4)(7)(8) 269 367
Ceridian HCM Holding (4) 9,660 704
Clearwater Analytics Holdings, Class A (4) 6,503 129
Confluent, Class A (4) 11,767 504
Coupa Software (4) 2,584 313
Crowdstrike Holdings, Class A (4) 2,188 427
Datadog, Class A (4) 7,504 1,209
Descartes Systems Group (4) 17,121 1,220
DocuSign (4) 9,432 1,117
DoubleVerify Holdings (4) 13,278 367
Five9 (4) 2,179 240
ForgeRock, Class A (4) 2,887 43
Fortinet (4) 8,937 3,079
Gusto, Acquisition Date: 10/4/21, Cost $148 (4)(7)(8) 5,153 148
HashiCorp, Class A (4) 3,182 160
Intuit  15,166 7,194
Manhattan Associates (4) 3,552 475
Microsoft (5) 224,169 66,979
nCino (4) 7,904 363
Paycom Software (4) 2,157 732
Paycor HCM (4) 14,503 407
Plex Systems, EC, Acquisition Date: 9/7/21, Cost $4 (4)(7)(8) 3,788 3
Plex Systems, EC, Acquisition Date: 9/7/21, Cost $1 (4)(7)(8) 541 1
SAP (EUR)  23,248 2,622
ServiceNow (4) 17,484 10,139
Socure, Acquisition Date: 12/22/21, Cost $26 (4)(7)(8) 1,599 26
SS&C Technologies Holdings  15,604 1,170
Synopsys (4) 13,735 4,291

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Workiva (4) 4,742 499
Zoom Video Communications, Class A (4) 10,208 1,354
111,531
Technology Hardware, Storage & Peripherals 1.5%
Apple (5) 216,719 35,784
Samsung Electronics (KRW)  74,582 4,494
40,278
Total Information Technology 289,209
MATERIALS 1.7%
Chemicals 0.9%
Air Liquide (EUR)  13,306 2,210
Akzo Nobel (EUR)  21,030 2,001
Asahi Kasei (JPY)  164,300 1,542
BASF (EUR)  26,966 1,796
Covestro (EUR)  27,084 1,432
Element Solutions  59,727 1,468
International Flavors & Fragrances  27,140 3,610
Johnson Matthey (GBP)  60,094 1,510
Linde  13,743 4,030
Minerals Technologies  7,258 508
Nutrien  10,972 943
Quaker Chemical  2,468 458
Sherwin-Williams  957 252
Tosoh (JPY)  18,500 287
Umicore (EUR)  28,569 1,169
23,216
Construction Materials 0.0%
Martin Marietta Materials  2,463 934
934
Containers & Packaging 0.2%
Amcor, CDI (AUD)  102,447 1,180
Packaging Corp. of America  5,436 800
Ranpak Holdings (4) 5,782 140
Westrock  61,876 2,801
4,921
Metals & Mining 0.5%
Antofagasta (GBP)  106,005 2,146
BHP Group (AUD)  29,870 1,020
BHP Group (GBP) (6) 78,871 2,666
Constellium (4) 44,128 858
ERO Copper (CAD) (4) 12,093 173
Franco-Nevada (CAD)  2,216 326

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Haynes International  7,959 291
IGO (AUD)  427,212 3,427
Rio Tinto (AUD)  9,800 845
South32 (AUD)  482,211 1,693
13,445
Paper & Forest Products 0.1%
Stora Enso, Class R (EUR)  110,215 2,099
West Fraser Timber (CAD)  4,873 486
2,585
Total Materials 45,101
MISCELLANEOUS 0.0%
Miscellaneous 0.0%
KKR Acquisition Holdings I (4) 23,527 232
Total Miscellaneous 232
REAL ESTATE 0.9%
Equity Real Estate Investment Trusts 0.7%
Alexandria Real Estate Equities, REIT  3,896 738
American Campus Communities, REIT  13,999 753
Community Healthcare Trust, REIT  6,427 268
CubeSmart, REIT  15,453 745
DigitalBridge Group, REIT (4) 45,911 333
EastGroup Properties, REIT  8,071 1,540
Equinix, REIT  1,160 823
Equity LifeStyle Properties, REIT  12,850 959
First Industrial Realty Trust, REIT  6,778 390
Flagship Communities REIT  5,798 107
Great Portland Estates, REIT (GBP)  151,571 1,370
Prologis, REIT  53,769 7,842
PS Business Parks, REIT  6,065 966
Rexford Industrial Realty, REIT  13,324 934
Scentre Group, REIT (AUD)  646,610 1,437
Terreno Realty, REIT  4,700 323
Weyerhaeuser, REIT  1,826 71
19,599
Real Estate Management & Development 0.2%
Altus Group (CAD)  3,100 120
FirstService  9,903 1,409
Mitsui Fudosan (JPY)  115,700 2,575
Opendoor Technologies, Class A (4) 48,493 405
Tricon Residential  12,213 182
4,691
Total Real Estate 24,290

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
UTILITIES 2.3%
Electric Utilities 1.2%
American Electric Power  35,128 3,184
Entergy  4,656 490
IDACORP  6,822 709
MGE Energy  3,196 230
NextEra Energy  110,972 8,686
PG&E (4) 309,655 3,521
Southern  148,750 9,635
Xcel Energy  88,592 5,965
32,420
Gas Utilities 0.1%
Beijing Enterprises Holdings (HKD)  181,000 619
Chesapeake Utilities  6,051 804
ONE Gas  11,261 936
Southwest Gas Holdings  12,832 910
3,269
Independent Power & Renewable Electricity Producers 0.1%
Electric Power Development (JPY)  58,400 926
NextEra Energy Partners  6,419 501
1,427
Multi-Utilities 0.9%
CMS Energy  18,147 1,162
Dominion Energy  64,616 5,139
DTE Energy  14,167 1,722
Engie (EUR)  225,934 3,600
National Grid (GBP)  166,594 2,519
NiSource  95,788 2,771
Sempra Energy  51,452 7,420
24,333
Water Utilities 0.0%
California Water Service Group  6,765 385
Middlesex Water  3,685 369
SJW Group  7,166 467
1,221
Total Utilities 62,670
Total Miscellaneous Common Stocks  0.0% (10) 167
Total Common Stocks (Cost $821,997) 1,356,583

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
CONVERTIBLE PREFERRED STOCKS 0.3%
CONSUMER DISCRETIONARY 0.1%
Hotels, Restaurants & Leisure 0.1%
Cava Group, Series E, Acquisition Date: 6/23/20 - 3/26/21,
Cost $246 (4)(7)(8) 9,932 581
Cava Group, Series F, Acquisition Date: 3/26/21, Cost $163 (4)(7)
(8) 4,338 254
Torchys Holdings, Acquisition Date: 11/13/20, Cost $91 (4)(7)(8)
(9) 10,166 90
925
Internet & Direct Marketing Retail 0.0%
1661, Series F, Acquisition Date: 5/28/21, Cost $133 (4)(7)(8) 22,936 133
133
Total Consumer Discretionary 1,058
CONSUMER STAPLES 0.0%
Food Products 0.0%
Farmers Business Network, Series D, Acquisition Date: 11/3/17,
Cost $174 (4)(7)(8) 9,433 586
Total Consumer Staples 586
FINANCIALS 0.0%
Banks 0.0%
CRB Group, 0.10%, Acquisition Date: 1/28/22, Cost $116 (4)(7)(8) 1,101 116
Total Financials 116
HEALTH CARE 0.1%
Biotechnology 0.0%
Caris Life Sciences, Series C, Acquisition Date: 8/14/20,
Cost $65 (4)(7)(8) 23,170 188
Caris Life Sciences, Series D, Acquisition Date: 5/11/21,
Cost $99 (4)(7)(8) 12,283 99
287
Health Care Equipment & Supplies 0.0%
Kardium, Series D-6, Acquisition Date: 1/8/21, Cost $70 (4)(7)(8) 68,919 70
70
Health Care Providers & Services 0.0%
Honor Technology, Series D, Acquisition Date: 10/16/20,
Cost $132 (4)(7)(8) 54,988 174
174
Life Sciences Tools & Services 0.1%
Inscripta, Series E, Acquisition Date: 3/30/21, Cost $73 (4)(7)(8) 8,237 73

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
National Resilience, Series B, Acquisition Date: 10/23/20,
Cost $96 (4)(7)(8) 7,007 425
National Resilience, Series C, Acquisition Date: 6/9/21,
Cost $144 (4)(7)(8) 3,255 198
696
Total Health Care 1,227
INDUSTRIALS & BUSINESS SERVICES 0.0%
Aerospace & Defense 0.0%
ABL Space Systems, Series B, Acquisition Date: 3/24/21,
Cost $74 (4)(7)(8) 1,636 111
Epirus, Series C-2, Acquisition Date: 1/28/22, Cost $146 (4)(7)(8) 26,194 146
257
Electrical Equipment 0.0%
CELLINK, Series D, Acquisition Date: 1/20/22, Cost $72 (4)(7)(8) 3,445 72
72
Industrial & Business Services 0.0%
Checkr, Series C, Acquisition Date: 4/10/18, Cost $53 (4)(7)(8) 3,871 187
Checkr, Series D, Acquisition Date: 9/6/19, Cost $166 (4)(7)(8) 5,499 266
453
Road & Rail 0.0%
Convoy, Series C, Acquisition Date: 9/14/18, Cost $103 (4)(7)(8) 14,525 240
Convoy, Series D, Acquisition Date: 10/30/19, Cost $142 (4)(7)(8) 10,496 173
413
Software 0.0%
FLEXE, Series C, Acquisition Date: 11/18/20, Cost $69 (4)(7)(8) 5,632 145
145
Total Industrials & Business Services 1,340
INFORMATION TECHNOLOGY 0.1%
IT Services 0.0%
ServiceTitan, Series A-1, Acquisition Date: 11/9/18, Cost $— (4)
(7)(8) 5 1
ServiceTitan, Series D, Acquisition Date: 11/9/18, Cost $61 (4)(7)
(8) 2,321 276
ServiceTitan, Series F, Acquisition Date: 3/25/21, Cost $12 (4)(7)
(8) 116 14
Themis Solutions, Series AA, Acquisition Date: 4/14/21,
Cost $8 (4)(7)(8) 340 8
Themis Solutions, Series AB, Acquisition Date: 4/14/21,
Cost $1 (4)(7)(8) 30 1
Themis Solutions, Series B, Acquisition Date: 4/14/21, Cost $1 (4)
(7)(8) 40 1

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Themis Solutions, Series E, Acquisition Date: 4/14/21,
Cost $96 (4)(7)(8) 4,280 103
404
Software 0.1%
Canva, Series A, Acquisition Date: 11/4/21 - 12/17/21,
Cost $27 (4)(7)(8) 16 22
Canva, Series A-3, 0.10%, Acquisition Date: 12/17/21, Cost $2 (4)
(7)(8) 1 1
Databricks, Series G, Acquisition Date: 2/1/21, Cost $147 (4)(7)(8) 831 183
Databricks, Series H, Acquisition Date: 8/31/21, Cost $433 (4)(7)
(8) 1,964 433
Gusto, Series E, Acquisition Date: 7/13/21, Cost $219 (4)(7)(8) 7,205 219
Haul Hub, Series B, Acquisition Date: 2/14/20 - 3/3/21,
Cost $58 (4)(7)(8) 3,986 58
Nuro, Series C, Acquisition Date: 10/30/20 - 3/2/21, Cost $157 (4)
(7)(8) 12,058 251
Nuro, Series D, Acquisition Date: 10/29/21, Cost $69 (4)(7)(8) 3,303 69
SecurityScorecard, Series E, Acquisition Date: 3/5/21,
Cost $68 (4)(7)(8) 4,455 79
Seismic Software, Series E, Acquisition Date: 12/13/18,
Cost $89 (4)(7)(8) 14,030 175
Seismic Software, Series F, Acquisition Date: 9/25/20,
Cost $10 (4)(7)(8) 1,110 14
Socure, Series A, Acquisition Date: 12/22/21, Cost $31 (4)(7)(8) 1,943 31
Socure, Series A-1, Acquisition Date: 12/22/21, Cost $26 (4)(7)(8) 1,595 26
Socure, Series B, Acquisition Date: 12/22/21, Cost $— (4)(7)(8) 29 —
Socure, Series E, Acquisition Date: 10/27/21, Cost $59 (4)(7)(8) 3,698 59
1,620
Total Information Technology 2,024
MATERIALS 0.0%
Chemicals 0.0%
Redwood Materials, Series C, Acquisition Date: 5/28/21,
Cost $88 (4)(7)(8) 1,853 97
Sila Nano, Series F, Acquisition Date: 1/7/21, Cost $123 (4)(7)(8) 2,982 123
220
Metals & Mining 0.0%
Kobold Metals, Series B-1, Acquisition Date: 1/10/22, Cost $75 (4)
(7)(8) 2,736 75
75
Total Materials 295

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
UTILITIES 0.0%
Independent Power & Renewable Electricity Producer 0.0%
AES, 6.875%, 2/15/24 (4) 5,870 505
Total Utilities 505
Total Convertible Preferred Stocks (Cost $4,874) 7,151
CORPORATE BONDS 4.1%
AbbVie, 2.95%, 11/21/26  335,000 340
AbbVie, 3.20%, 11/21/29  170,000 171
AbbVie, 4.05%, 11/21/39  320,000 336
AbbVie, 4.25%, 11/21/49  295,000 313
AbbVie, 4.70%, 5/14/45  520,000 576
AbbVie, 4.875%, 11/14/48  885,000 1,015
AerCap Ireland Capital, 2.45%, 10/29/26  360,000 345
AerCap Ireland Capital, 3.00%, 10/29/28  180,000 174
AerCap Ireland Capital, 3.30%, 1/30/32  195,000 185
AerCap Ireland Capital, 3.50%, 1/15/25  150,000 152
AerCap Ireland Capital, 4.875%, 1/16/24  380,000 395
AerCap Ireland Capital, 6.50%, 7/15/25  265,000 292
AIA Group, 3.90%, 4/6/28 (1)(6) 665,000 708
Aker, 2.875%, 1/15/26 (1) 150,000 151
Alexandria Real Estate Equities, 3.95%, 1/15/28  595,000 632
Alexandria Real Estate Equities, 4.70%, 7/1/30  85,000 95
American Airlines PTT, Series 2013-1, Class A, Class A, 4.00%,
7/15/25  1 —
American Campus Communities Operating Partnership, 2.85%,
2/1/30  615,000 600
American Campus Communities Operating Partnership, 3.30%,
7/15/26  170,000 175
American Campus Communities Operating Partnership, 3.625%,
11/15/27  380,000 393
American Tower, 2.30%, 9/15/31  215,000 195
American Tower, 2.95%, 1/15/51  240,000 196
Anglo American Capital, 4.125%, 9/27/22 (1) 200,000 203
Anheuser-Busch InBev Worldwide, 4.439%, 10/6/48  90,000 96
Anheuser-Busch InBev Worldwide, 4.50%, 6/1/50  545,000 599
Apple, 2.40%, 8/20/50  95,000 81
APT Pipelines, 4.25%, 7/15/27 (1) 210,000 222
Arrow Electronics, 4.00%, 4/1/25  395,000 410
Astrazeneca Finance, 1.75%, 5/28/28  295,000 281
Astrazeneca Finance, 2.25%, 5/28/31  95,000 92
AT&T, 2.25%, 2/1/32  970,000 892
AT&T, 2.30%, 6/1/27  320,000 316
AT&T, 2.75%, 6/1/31  340,000 330

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
AT&T, 4.30%, 2/15/30  215,000 234
Ausgrid Finance, 3.85%, 5/1/23 (1) 245,000 249
Ausgrid Finance, 4.35%, 8/1/28 (1) 385,000 412
Avolon Holdings Funding, 3.95%, 7/1/24 (1) 675,000 689
Avolon Holdings Funding, 4.25%, 4/15/26 (1) 660,000 673
Banco Santander, 3.49%, 5/28/30  200,000 200
Banco Santander, VR, 1.722%, 9/14/27 (11) 600,000 564
Bank of America, 3.248%, 10/21/27  1,885,000 1,927
Bank of America, VR, 1.898%, 7/23/31 (11) 1,100,000 995
Bank of America, VR, 1.922%, 10/24/31 (11) 885,000 802
Bank of America, VR, 2.496%, 2/13/31 (11) 750,000 713
Bank of America, VR, 2.592%, 4/29/31 (11) 445,000 427
Bank of America, VR, 2.972%, 2/4/33 (11) 605,000 593
Bank of America, VR, 3.419%, 12/20/28 (11) 70,000 72
Bank of America, VR, 3.559%, 4/23/27 (11) 190,000 195
Bank of America, VR, 4.271%, 7/23/29 (11) 715,000 762
Barclays, VR, 2.279%, 11/24/27 (11) 210,000 203
Barclays, VR, 2.852%, 5/7/26 (11) 515,000 514
Barclays, VR, 3.932%, 5/7/25 (11) 380,000 390
BAT Capital, 3.557%, 8/15/27  1,025,000 1,032
BAT International Finance, 1.668%, 3/25/26  135,000 128
Baxter International, 2.272%, 12/1/28 (1) 245,000 236
Baxter International, 2.539%, 2/1/32 (1) 340,000 326
Becton Dickinson & Company, 1.957%, 2/11/31  405,000 369
Becton Dickinson & Company, 2.823%, 5/20/30  250,000 246
Becton Dickinson & Company, 3.70%, 6/6/27  820,000 860
Becton Dickinson & Company, 3.734%, 12/15/24  82,000 85
Becton Dickinson & Company, 3.794%, 5/20/50  295,000 292
Becton Dickinson & Company, 4.669%, 6/6/47  738,000 823
BNP Paribas, VR, 1.323%, 1/13/27 (1)(11) 790,000 746
BNP Paribas, VR, 2.159%, 9/15/29 (1)(11) 235,000 218
BNP Paribas, VR, 2.591%, 1/20/28 (1)(11) 505,000 490
Boardwalk Pipelines, 3.40%, 2/15/31  285,000 279
Boardwalk Pipelines, 4.45%, 7/15/27  85,000 90
Boardwalk Pipelines, 4.95%, 12/15/24  375,000 396
Boardwalk Pipelines, 5.95%, 6/1/26  495,000 550
Booking Holdings, 4.625%, 4/13/30  170,000 190
Boral Finance, 3.00%, 11/1/22 (1)(6) 60,000 60
Boral Finance, 3.75%, 5/1/28 (1) 1,150,000 1,199
Brixmor Operating Partnership, 3.90%, 3/15/27  335,000 348
Brixmor Operating Partnership, 4.05%, 7/1/30  120,000 126
Brixmor Operating Partnership, 4.125%, 5/15/29  715,000 757
Cameron LNG, 2.902%, 7/15/31 (1) 30,000 29
Cameron LNG, 3.302%, 1/15/35 (1) 155,000 152
Cameron LNG, 3.701%, 1/15/39 (1) 115,000 115
Canadian Pacific Railway, 3.10%, 12/2/51  265,000 239

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Capital One Financial, 3.65%, 5/11/27  670,000 694
Capital One Financial, 3.75%, 3/9/27  345,000 360
Capital One Financial, VR, 2.359%, 7/29/32 (11) 870,000 779
Cardinal Health, 4.50%, 11/15/44  80,000 83
Cardinal Health, 4.90%, 9/15/45  85,000 92
Celulosa Arauco y Constitucion, 4.20%, 1/29/30 (1) 650,000 657
Charter Communications Operating, 2.25%, 1/15/29  245,000 228
Charter Communications Operating, 2.30%, 2/1/32  580,000 514
Charter Communications Operating, 2.80%, 4/1/31  770,000 718
Charter Communications Operating, 3.75%, 2/15/28  645,000 660
Charter Communications Operating, 4.20%, 3/15/28  335,000 351
Charter Communications Operating, 4.80%, 3/1/50  115,000 113
Charter Communications Operating, 5.125%, 7/1/49  140,000 143
Charter Communications Operating, 5.75%, 4/1/48  25,000 28
Charter Communications Operating, 6.484%, 10/23/45  90,000 108
Cheniere Corpus Christi Holdings, 3.70%, 11/15/29  365,000 370
Cheniere Corpus Christi Holdings, 5.125%, 6/30/27  110,000 120
Cigna, 3.40%, 3/1/27  67,000 69
Citigroup, VR, 3.057%, 1/25/33 (11) 425,000 419
Citigroup, VR, 3.106%, 4/8/26 (11) 365,000 370
Citigroup, Series VAR, VR, 3.07%, 2/24/28 (11) 405,000 407
CNO Financial Group, 5.25%, 5/30/25  152,000 162
Comcast, 2.887%, 11/1/51 (1) 725,000 627
Comcast, 3.25%, 11/1/39  445,000 429
Crown Castle International, 2.25%, 1/15/31  860,000 786
Crown Castle Towers, 3.663%, 5/15/25 (1) 725,000 741
CVS Health, 1.875%, 2/28/31  260,000 236
CVS Health, 2.70%, 8/21/40  70,000 61
CVS Health, 4.25%, 4/1/50  215,000 230
CVS Health, 5.05%, 3/25/48  750,000 872
Daimler Finance North America, 2.45%, 3/2/31 (1) 160,000 153
Danske Bank, 5.375%, 1/12/24 (1) 510,000 537
Danske Bank, VR, 3.244%, 12/20/25 (1)(11) 205,000 207
Diamondback Energy, 3.25%, 12/1/26  430,000 437
Discover Financial Services, 4.10%, 2/9/27  480,000 502
Ecolab, 4.80%, 3/24/30  30,000 35
Edison International, 4.95%, 4/15/25  25,000 26
Eli Lilly, 2.25%, 5/15/50  10,000 8
Energy Transfer, 2.90%, 5/15/25  140,000 141
Energy Transfer, 4.20%, 4/15/27  245,000 254
Energy Transfer, 4.50%, 4/15/24  95,000 99
Energy Transfer, 4.95%, 6/15/28  145,000 156
Energy Transfer, 5.25%, 4/15/29  210,000 230
Energy Transfer, 5.50%, 6/1/27  280,000 309
Energy Transfer, 5.875%, 1/15/24  255,000 268
Energy Transfer, 6.00%, 6/15/48  520,000 580

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Energy Transfer, 6.25%, 4/15/49  95,000 111
Eni, Series X-R, 4.75%, 9/12/28 (1) 450,000 492
Equitable Holdings, 4.35%, 4/20/28  880,000 942
Extra Space Storage, 2.35%, 3/15/32  530,000 487
Falabella, 4.375%, 1/27/25  900,000 937
General Motors Financial, 4.00%, 10/6/26  175,000 182
General Motors Financial, 4.30%, 7/13/25  385,000 402
General Motors Financial, 4.35%, 4/9/25  170,000 178
General Motors Financial, 5.10%, 1/17/24  435,000 456
GLP Capital, 3.35%, 9/1/24  100,000 101
Goldman Sachs Group, 3.50%, 11/16/26  280,000 287
Goldman Sachs Group, VR, 1.542%, 9/10/27 (11) 410,000 386
Goldman Sachs Group, VR, 2.615%, 4/22/32 (11) 2,640,000 2,489
Goldman Sachs Group, VR, 3.102%, 2/24/33 (11) 340,000 333
Gray Oak Pipeline, 2.00%, 9/15/23 (1) 35,000 35
Gray Oak Pipeline, 2.60%, 10/15/25 (1) 115,000 114
Gray Oak Pipeline, 3.45%, 10/15/27 (1) 45,000 45
Hasbro, 3.55%, 11/19/26  195,000 201
Healthcare Realty Trust, 2.05%, 3/15/31  150,000 137
Healthcare Realty Trust, 3.625%, 1/15/28  440,000 452
Highwoods Realty, 3.05%, 2/15/30  560,000 548
Highwoods Realty, 4.125%, 3/15/28  430,000 450
Home Depot, 2.375%, 3/15/51  100,000 82
HSBC Holdings, 3.90%, 5/25/26  565,000 587
HSBC Holdings, VR, 1.645%, 4/18/26 (11) 205,000 198
HSBC Holdings, VR, 2.099%, 6/4/26 (11) 435,000 425
Humana, 2.15%, 2/3/32  145,000 133
Humana, 4.875%, 4/1/30  365,000 410
Hyundai Capital America, 1.80%, 10/15/25 (1) 195,000 189
Hyundai Capital America, 2.10%, 9/15/28 (1) 325,000 301
ING Groep, VR, 1.726%, 4/1/27 (11) 200,000 191
Intercontinental Exchange, 1.85%, 9/15/32  215,000 192
Intercontinental Exchange, 2.10%, 6/15/30  1,100,000 1,035
Intercontinental Exchange, 2.65%, 9/15/40  120,000 106
JPMorgan Chase, VR, 1.578%, 4/22/27 (11) 1,810,000 1,730
JPMorgan Chase, VR, 1.953%, 2/4/32 (11) 1,195,000 1,086
JPMorgan Chase, VR, 2.182%, 6/1/28 (11) 510,000 494
JPMorgan Chase, VR, 2.522%, 4/22/31 (11) 425,000 408
JPMorgan Chase, VR, 2.739%, 10/15/30 (11) 320,000 312
JPMorgan Chase, VR, 2.947%, 2/24/28 (11) 405,000 406
JPMorgan Chase, VR, 2.956%, 5/13/31 (11) 1,620,000 1,573
JPMorgan Chase, VR, 2.963%, 1/25/33 (11) 290,000 286
Kookmin Bank, 4.50%, 2/1/29  500,000 542
Las Vegas Sands, 3.20%, 8/8/24  75,000 74
Las Vegas Sands, 3.50%, 8/18/26  170,000 164
LSEGA Financing, 2.00%, 4/6/28 (1) 810,000 772

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
LSEGA Financing, 2.50%, 4/6/31 (1) 285,000 272
LSEGA Financing, 3.20%, 4/6/41 (1) 200,000 189
Marsh & McLennan, 2.25%, 11/15/30  140,000 132
Micron Technology, 4.185%, 2/15/27  100,000 105
Micron Technology, 5.327%, 2/6/29  180,000 200
Mileage Plus Holdings, 6.50%, 6/20/27 (1) 380,000 401
Morgan Stanley, VR, 1.593%, 5/4/27 (11) 2,565,000 2,449
Morgan Stanley, VR, 1.928%, 4/28/32 (11) 770,000 692
Morgan Stanley, VR, 2.943%, 1/21/33 (11) 180,000 176
Morgan Stanley, VR, 3.217%, 4/22/42 (11) 110,000 105
Morgan Stanley, VR, 4.431%, 1/23/30 (11) 150,000 161
Nationwide Building Society, VR, 2.972%, 2/16/28 (1)(11) 285,000 284
Netflix, 4.625%, 5/15/29 (EUR)  500,000 639
NextEra Energy Capital Holdings, 2.44%, 1/15/32  420,000 392
NextEra Energy Capital Holdings, 3.00%, 1/15/52  395,000 342
NiSource, 1.70%, 2/15/31  245,000 214
NiSource, 3.60%, 5/1/30  275,000 279
NRG Energy, 4.45%, 6/15/29 (1) 205,000 214
NTT Finance, 1.591%, 4/3/28 (1) 475,000 447
NTT Finance, 2.065%, 4/3/31 (1) 200,000 189
NXP, 2.70%, 5/1/25 (1) 35,000 35
NXP, 3.15%, 5/1/27 (1) 75,000 76
NXP, 5.35%, 3/1/26 (1) 170,000 187
Oracle, 2.30%, 3/25/28  235,000 224
Pacific Gas & Electric, 2.10%, 8/1/27  175,000 162
Pacific Gas & Electric, 2.50%, 2/1/31  340,000 302
Pacific Gas & Electric, 4.55%, 7/1/30  305,000 312
PerkinElmer, 1.90%, 9/15/28  280,000 263
PerkinElmer, 2.25%, 9/15/31  150,000 137
PerkinElmer, 3.30%, 9/15/29  165,000 165
Perrigo Finance Unlimited, 3.90%, 6/15/30  385,000 347
Perrigo Finance Unlimited, 4.375%, 3/15/26  200,000 198
Realty Income, 3.10%, 12/15/29  794,000 799
Realty Income, 3.95%, 8/15/27  284,000 301
Regency Centers, 3.60%, 2/1/27  300,000 314
Regency Centers, 3.70%, 6/15/30  95,000 99
Reliance Industries, 3.667%, 11/30/27  925,000 958
Reynolds American, 4.45%, 6/12/25  360,000 376
Ross Stores, 1.875%, 4/15/31  315,000 285
Sabine Pass Liquefaction, 4.50%, 5/15/30  70,000 75
Sabine Pass Liquefaction, 5.00%, 3/15/27  910,000 987
Sabine Pass Liquefaction, 5.75%, 5/15/24  150,000 160
Sabine Pass Liquefaction, 5.875%, 6/30/26  210,000 233
Santander Holdings USA, VR, 2.49%, 1/6/28 (11) 260,000 253
Santander UK Group Holdings, VR, 1.532%, 8/21/26 (11) 930,000 886
SBA Tower Trust, 1.84%, 10/15/51 (1) 440,000 425

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SBA Tower Trust, 2.328%, 1/15/28 (1) 75,000 72
SBA Tower Trust, 2.593%, 10/15/56 (1) 360,000 356
Siemens Financieringsmaatschappij, 1.70%, 3/11/28 (1) 250,000 237
Siemens Financieringsmaatschappij, 2.15%, 3/11/31 (1) 510,000 483
SMBC Aviation Capital Finance, 3.55%, 4/15/24 (1) 200,000 204
Standard Chartered, VR, 1.456%, 1/14/27 (1)(11) 210,000 196
Standard Chartered, VR, 2.608%, 1/12/28 (1)(11) 935,000 905
Standard Chartered, VR, 4.644%, 4/1/31 (1)(11) 320,000 342
T-Mobile USA, 2.05%, 2/15/28  205,000 195
T-Mobile USA, 2.25%, 11/15/31  435,000 391
T-Mobile USA, 3.75%, 4/15/27  1,345,000 1,397
Tengizchevroil Finance International, 4.00%, 8/15/26  375,000 373
Transcontinental Gas Pipe Line, 4.00%, 3/15/28  545,000 574
Transcontinental Gas Pipe Line, 4.60%, 3/15/48  95,000 103
Transurban Finance, 2.45%, 3/16/31 (1) 210,000 197
Transurban Finance, 3.375%, 3/22/27 (1)(6) 540,000 553
Trinity Acquisition, 4.40%, 3/15/26  335,000 355
UBS Group, VR, 2.746%, 2/11/33 (1)(11) 640,000 610
United Airlines PTT, Series 2019-2, Class AA, 2.70%, 5/1/32  74,846 74
United Airlines PTT, Series 2019-2, Class A, Class A, 2.90%,
5/1/28  120,911 116
UnitedHealth Group, 2.00%, 5/15/30  945,000 891
UnitedHealth Group, 2.75%, 5/15/40  70,000 65
Verizon Communications, 1.75%, 1/20/31  415,000 370
Verizon Communications, 2.10%, 3/22/28  240,000 231
Verizon Communications, 2.55%, 3/21/31  375,000 357
Verizon Communications, 2.65%, 11/20/40  340,000 294
Verizon Communications, 2.987%, 10/30/56  1,195,000 1,018
Verizon Communications, 4.329%, 9/21/28  305,000 332
Verizon Communications, 4.75%, 11/1/41  235,000 265
Visa, 2.00%, 8/15/50  230,000 182
Vistra Operations, 3.55%, 7/15/24 (1) 705,000 709
Vodafone Group, 4.375%, 5/30/28  255,000 276
Vodafone Group, 5.25%, 5/30/48  885,000 1,008
Volkswagen Bank, 2.50%, 7/31/26 (EUR)  300,000 355
Volkswagen Group of America Finance, 1.625%, 11/24/27 (1) 385,000 363
Volkswagen Group of America Finance, 3.20%, 9/26/26 (1) 600,000 611
Waste Connections, 2.20%, 1/15/32  285,000 265
Wells Fargo, 4.30%, 7/22/27  290,000 309
Wells Fargo, VR, 2.393%, 6/2/28 (11) 1,860,000 1,821
Wells Fargo, VR, 2.572%, 2/11/31 (11) 2,545,000 2,445
Wells Fargo, VR, 2.879%, 10/30/30 (11) 850,000 835
Westlake, 1.625%, 7/17/29 (EUR)  177,000 193
Williams, 5.10%, 9/15/45  365,000 404
Woodside Finance, 3.65%, 3/5/25 (1) 470,000 482
Woodside Finance, 3.70%, 9/15/26 (1) 439,000 453

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Woodside Finance, 3.70%, 3/15/28 (1) 520,000 532
Total Corporate Bonds (Cost $110,715) 108,026
EQUITY MUTUAL FUNDS 9.2%
T. Rowe Price Institutional Emerging Markets Equity Fund (2) 2,880,978 115,470
T. Rowe Price Multi-Strategy Total Return Fund - I Class (2) 8,063,789 79,912
T. Rowe Price Real Assets Fund - I Class (2) 2,928,578 43,606
Total Equity Mutual Funds (Cost $196,667) 238,988
FOREIGN GOVERNMENT OBLIGATIONS &
MUNICIPALITIES 0.1%
Equate Petrochemical, 4.25%, 11/3/26  675,000 699
Korea National Oil, 2.625%, 4/18/32 (1) 400,000 381
NBN, 2.625%, 5/5/31 (1) 315,000 301
QNB Finance, 2.75%, 2/12/27  600,000 597
Saudi Arabian Oil, 3.50%, 4/16/29 (1) 550,000 567
State Grid Overseas Investment, 2.75%, 5/4/22 (1) 1,060,000 1,062
Total Foreign Government Obligations & Municipalities (Cost
$3,673) 3,607
NON-U.S. GOVERNMENT MORTGAGE-BACKED
SECURITIES 1.4%
280 Park Avenue Mortgage Trust, Series 2017-280P, Class A, FRN,
1M USD LIBOR + 0.88%, 1.071%, 9/15/34 (1) 317,821 316
Angel Oak Mortgage Trust, Series 2020-5, Class A3, CMO, ARM,
2.041%, 5/25/65 (1) 71,878 71
Angel Oak Mortgage Trust, Series 2020-6, Class A3, CMO, ARM,
1.775%, 5/25/65 (1) 222,184 220
Angel Oak Mortgage Trust I, Series 2019-1, Class A2, CMO, ARM,
4.022%, 11/25/48 (1) 26,417 26
Angel Oak Mortgage Trust I, Series 2019-4, Class A3, CMO, ARM,
3.301%, 7/26/49 (1) 75,818 76
Austin Fairmont Hotel Trust, Series 2019-FAIR, Class B, ARM, 1M
USD LIBOR + 1.25%, 1.441%, 9/15/32 (1) 190,000 187
Austin Fairmont Hotel Trust, Series 2019-FAIR, Class D, ARM, 1M
USD LIBOR + 1.80%, 1.991%, 9/15/32 (1) 230,000 225
BAMLL Commercial Mortgage Securities Trust, Series 2021-JACX,
Class B, ARM, 1M USD LIBOR + 1.45%, 1.641%, 9/15/38 (1) 235,000 232
BANK, Series 2021-BN38, Class C, ARM, 3.217%, 12/15/64  295,000 284
Bayview Mortgage Fund IVc Trust, Series 2017-RT3, Class A, ARM,
3.50%, 1/28/58 (1) 112,704 112

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Bayview MSR Opportunity Master Fund Trust, Series 2021-2, Class
A20, CMO, ARM, 2.50%, 6/25/51 (1) 675,238 644
Bayview MSR Opportunity Master Fund Trust, Series 2021-4, Class
A20, CMO, ARM, 2.50%, 10/25/51 (1) 451,528 432
Bayview MSR Opportunity Master Fund Trust, Series 2022-1, Class
A19, CMO, ARM, 3.00%, 12/25/51 (1) 606,490 594
Bayview MSR Opportunity Master Fund Trust, Series 2022-2, Class
A5, CMO, ARM, 2.50%, 12/25/51 (1) 424,318 418
Bayview Opportunity Master Fund IVa Trust, Series 2017-RT1,
Class A1, ARM, 3.00%, 3/28/57 (1) 23,824 24
BBCMS Mortgage Trust, Series 2019-BWAY, Class D, ARM, 1M
USD LIBOR + 2.16%, 2.351%, 11/15/34 (1) 195,000 190
Benchmark Mortgage Trust, Series 2018-B1, Class AM, ARM,
3.878%, 1/15/51  225,000 235
BINOM Securitization Trust, Series 2021-INV1, Class A1, CMO,
ARM, 2.034%, 6/25/56 (1) 260,098 254
BRAVO Residential Funding Trust, Series 2021-NQM3, Class A1,
CMO, ARM, 1.699%, 4/25/60 (1) 484,040 480
BX Commercial Mortgage Trust, Series 2019-IMC, Class A, ARM,
1M USD LIBOR + 1.00%, 1.191%, 4/15/34 (1) 535,000 529
BX Commercial Mortgage Trust, Series 2021-21M, Class C, ARM,
1M USD LIBOR + 1.177%, 1.368%, 10/15/36 (1) 225,000 214
BX Trust, Series 2021-ARIA, Class B, ARM, 1M USD LIBOR +
1.297%, 1.488%, 10/15/36 (1) 330,000 323
BX Trust, Series 2021-ARIA, Class C, ARM, 1M USD LIBOR +
1.646%, 1.837%, 10/15/36 (1) 335,000 328
BX Trust, Series 2021-LGCY, Class C, ARM, 1M USD LIBOR +
1.004%, 1.195%, 10/15/23 (1) 275,000 262
CIM Trust, Series 2019-INV3, Class A15, CMO, ARM, 3.50%,
8/25/49 (1) 69,314 70
CIM Trust, Series 2020-INV1, Class A2, CMO, ARM, 2.50%,
4/25/50 (1) 302,636 300
CIM Trust, Series 2021-INV1, Class A29, CMO, ARM, 2.50%,
7/1/51 (1) 441,627 419
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class
AS, 4.026%, 5/10/47  380,000 389
Citigroup Commercial Mortgage Trust, Series 2017-C4, Class AS,
3.764%, 10/12/50  405,000 417
Citigroup Commercial Mortgage Trust, Series 2020-555, Class A,
2.647%, 12/10/41 (1) 1,000,000 982
Citigroup Mortgage Loan Trust, Series 2022-INV1, Class A4B,
CMO, ARM, 3.00%, 11/27/51 (1) 175,000 173
Cold Storage Trust, Series 2020-ICE5, Class C, ARM, 1M USD
LIBOR + 1.65%, 1.841%, 11/15/37 (1) 181,853 180
COLT Mortgage Loan Trust, Series 2020-3, Class A1, CMO, ARM,
1.506%, 4/27/65 (1) 55,076 55

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
COLT Mortgage Loan Trust, Series 2020-3, Class A3, CMO, ARM,
2.38%, 4/27/65 (1) 88,175 88
Commercial Mortgage Trust, Series 2015-CR24, Class AM, ARM,
4.028%, 8/10/48  230,000 238
Commercial Mortgage Trust, Series 2016-CR28, Class AHR,
3.651%, 2/10/49  305,198 311
Connecticut Avenue Securities, Series 2017-C02, Class 2ED3,
CMO, ARM, 1M USD LIBOR + 1.35%, 1.537%, 9/25/29  38,519 39
Connecticut Avenue Securities, Series 2017-C04, Class 2ED2,
CMO, ARM, 1M USD LIBOR + 1.10%, 1.287%, 11/25/29  546,276 547
Connecticut Avenue Securities, Series 2017-C06, Class 2ED1,
CMO, ARM, 1M USD LIBOR + 1.00%, 1.187%, 2/25/30  266,754 266
Connecticut Avenue Securities, Series 2018-C01, Class 1ED2,
CMO, ARM, 1M USD LIBOR + 0.85%, 1.037%, 7/25/30  407,429 406
Connecticut Avenue Securities, Series 2022-R02, Class 2M1,
CMO, ARM, SOFR30A + 1.20%, 1.249%, 1/25/42 (1) 951,281 950
Credit Suisse Mortgage Trust, Series 2020-NET, Class A, 2.257%,
8/15/37 (1) 206,030 201
CSAIL Commercial Mortgage Trust, Series 2019-C17, Class AS,
3.278%, 9/15/52  230,000 231
DC Office Trust, Series 2019-MTC, Class D, ARM, 3.072%,
9/15/45 (1) 430,000 390
Deephaven Residential Mortgage Trust, Series 2021-2, Class A2,
CMO, ARM, 1.209%, 4/25/66 (1) 148,559 144
Ellington Financial Mortgage Trust, Series 2019-2, Class A1, CMO,
ARM, 2.739%, 11/25/59 (1) 111,574 111
Ellington Financial Mortgage Trust, Series 2021-2, Class A2, CMO,
ARM, 1.085%, 6/25/66 (1) 269,809 262
FirstKey Mortgage Trust, Series 2014-1, Class B2, CMO, ARM,
3.893%, 11/25/44 (1) 81,425 81
Flagstar Mortgage Trust, Series 2020-1INV, Class A11, CMO, ARM,
1M USD LIBOR + 0.85%, 1.037%, 3/25/50 (1) 80,505 80
Flagstar Mortgage Trust, Series 2021-3INV, Class A16, CMO, ARM,
2.50%, 6/25/51 (1) 373,441 356
FREMF Mortgage Trust, Series 2018-K73, Class B, ARM, 3.852%,
2/25/51 (1) 555,000 575
FREMF Mortgage Trust, Series 2018-K731, Class B, ARM, 3.934%,
2/25/25 (1) 605,000 625
FREMF Mortgage Trust, Series 2019-K92, Class B, ARM, 4.194%,
5/25/52 (1) 195,000 208
FREMF Mortgage Trust, Series 2019-K98, Class B, ARM, 3.737%,
10/25/52 (1) 280,000 290
FWD Securitization Trust, Series 2020-INV1, Class A3, CMO, ARM,
2.44%, 1/25/50 (1) 125,151 124
Galton Funding Mortgage Trust, Series 2018-1, Class A23, CMO,
ARM, 3.50%, 11/25/57 (1) 49,121 49

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Galton Funding Mortgage Trust, Series 2018-2, Class A22, CMO,
ARM, 4.00%, 10/25/58 (1) 42,300 43
Galton Funding Mortgage Trust, Series 2019-H1, Class A3, CMO,
ARM, 2.964%, 10/25/59 (1) 384,399 384
Galton Funding Mortgage Trust, Series 2020-H1, Class A1, CMO,
ARM, 2.31%, 1/25/60 (1) 35,420 35
GCAT Trust, Series 2021-NQM4, Class A3, CMO, ARM, 1.556%,
8/25/66 (1) 179,392 173
Goldman Sachs Mortgage Securities Trust, Series 2021-STAR,
Class C, ARM, 1M USD LIBOR + 1.60%, 1.791%, 12/15/36 (1) 665,000 656
Great Wolf Trust, Series 2019-WOLF, Class A, ARM, 1M USD
LIBOR + 1.034%, 1.225%, 12/15/36 (1) 370,000 365
Great Wolf Trust, Series 2019-WOLF, Class C, ARM, 1M USD
LIBOR + 1.633%, 1.824%, 12/15/36 (1) 335,000 329
GS Mortgage Securities Trust, Series 2015-GC28, Class AS,
3.759%, 2/10/48  305,000 312
GS Mortgage-Backed Securities Trust, Series 2014-EB1A, Class
2A1, CMO, ARM, 1.625%, 7/25/44 (1) 9,035 9
GS Mortgage-Backed Securities Trust, Series 2019-PJ1, Class A8,
CMO, ARM, 4.00%, 8/25/49 (1) 47,674 48
GS Mortgage-Backed Securities Trust, Series 2020-INV1, Class
A14, CMO, ARM, 2.959%, 10/25/50 (1) 213,815 212
GS Mortgage-Backed Securities Trust, Series 2021-GR1, Class A4,
CMO, ARM, 2.50%, 11/25/51 (1) 338,490 320
GS Mortgage-Backed Securities Trust, Series 2021-GR2, Class A4,
CMO, ARM, 2.50%, 2/25/52 (1) 345,014 327
Homeward Opportunities Fund I Trust, Series 2020-2, Class A1,
CMO, ARM, 1.657%, 5/25/65 (1) 78,556 78
Hundred Acre Wood Trust, Series 2021-INV1, Class A27, CMO,
ARM, 2.50%, 7/25/51 (1) 656,620 626
Hundred Acre Wood Trust, Series 2021-INV2, Class A27, CMO,
ARM, 2.50%, 10/25/51 (1) 200,478 191
Imperial Fund Mortgage Trust, Series 2021-NQM2, Class A1, CMO,
ARM, 1.073%, 9/25/56 (1) 180,442 170
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2018-WPT, Class AFX, 4.248%, 7/5/33 (1) 145,000 148
JPMorgan Mortgage Trust, Series 2019-INV2, Class A3, CMO,
ARM, 3.50%, 2/25/50 (1) 155,530 156
JPMorgan Mortgage Trust, Series 2019-INV3, Class A15, CMO,
ARM, 3.50%, 5/25/50 (1) 102,687 103
JPMorgan Mortgage Trust, Series 2019-INV3, Class A3, CMO,
ARM, 3.50%, 5/25/50 (1) 118,690 119
JPMorgan Mortgage Trust, Series 2020-5, Class B2, CMO, ARM,
3.609%, 12/25/50 (1) 241,596 238
JPMorgan Mortgage Trust, Series 2020-INV1, Class A3, CMO,
ARM, 3.50%, 8/25/50 (1) 100,980 102

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
JPMorgan Mortgage Trust, Series 2020-LTV1, Class A15, CMO,
ARM, 3.50%, 6/25/50 (1) 19,762 20
JPMorgan Mortgage Trust, Series 2020-LTV1, Class A3, CMO,
ARM, 3.50%, 6/25/50 (1) 43,477 43
JPMorgan Mortgage Trust, Series 2020-LTV1, Class B1A, CMO,
ARM, 3.295%, 6/25/50 (1) 246,615 246
KIND Trust, Series 2021-KIND, Class B, ARM, 1M USD LIBOR +
1.35%, 1.541%, 8/15/38 (1) 685,000 672
MFA Trust, Series 2021-NQM2, Class A1, CMO, ARM, 1.029%,
11/25/64 (1) 191,233 186
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-
C18, Class 300A, 3.749%, 8/15/31  225,000 226
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-
C24, Class AS, ARM, 4.036%, 5/15/48  125,000 129
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-
C27, Class AS, 4.068%, 12/15/47  320,000 332
Morgan Stanley Capital I Trust, Series 2015-MS1, Class AS, ARM,
4.031%, 5/15/48  55,000 57
New Residential Mortgage Loan Trust, Series 2019-NQM5, Class
A1, CMO, ARM, 2.71%, 11/25/59 (1) 240,688 241
New Residential Mortgage Loan Trust, Series 2020-NQM1, Class
A1, CMO, ARM, 2.464%, 1/26/60 (1) 116,491 116
New Residential Mortgage Loan Trust, Series 2021-INV2, Class A2,
CMO, ARM, 2.50%, 9/25/51 (1) 339,881 326
New Residential Mortgage Loan Trust, Series 2021-INV2, Class A4,
CMO, ARM, 2.50%, 9/25/51 (1) 278,514 266
OBX Trust, Series 2019-EXP2, Class 1A3, CMO, ARM, 4.00%,
6/25/59 (1) 100,995 101
OBX Trust, Series 2019-EXP3, Class 1A8, CMO, ARM, 3.50%,
10/25/59 (1) 82,381 82
OBX Trust, Series 2020-EXP1, Class 1A8, CMO, ARM, 3.50%,
2/25/60 (1) 227,051 226
OBX Trust, Series 2020-EXP1, Class 2A1, CMO, ARM, 1M USD
LIBOR + 0.75%, 0.937%, 2/25/60 (1) 66,695 66
OBX Trust, Series 2020-EXP2, Class A8, CMO, ARM, 3.00%,
5/25/60 (1) 255,635 256
OBX Trust, Series 2021-NQM3, Class A1, CMO, ARM, 1.054%,
7/25/61 (1) 259,191 250
Sequoia Mortgage Trust, Series 2013-4, Class B1, CMO, ARM,
3.458%, 4/25/43  194,209 195
Sequoia Mortgage Trust, Series 2017-5, Class B1, CMO, ARM,
3.802%, 8/25/47 (1) 217,450 217
Sequoia Mortgage Trust, Series 2017-CH2, Class A19, CMO,
ARM, 4.00%, 12/25/47 (1) 61,720 62
Sequoia Mortgage Trust, Series 2018-CH1, Class A2, CMO, ARM,
3.50%, 3/25/48 (1) 18,546 19

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Sequoia Mortgage Trust, Series 2018-CH2, Class A21, CMO,
ARM, 4.00%, 6/25/48 (1) 45,628 46
Sequoia Mortgage Trust, Series 2018-CH4, Class A2, CMO, ARM,
4.00%, 10/25/48 (1) 30,218 30
SG Residential Mortgage Trust, Series 2019-3, Class A1, CMO,
ARM, 2.703%, 9/25/59 (1) 30,337 30
SMRT, Series 2022-MINI, Class C, ARM, 1M SOFR + 1.55%,
1.65%, 1/15/24 (1) 430,000 419
Structured Agency Credit Risk Debt Notes, Series 2018-DNA2,
Class M1, CMO, ARM, 1M USD LIBOR + 0.80%, 0.987%,
12/25/30 (1) 36,663 37
Structured Agency Credit Risk Debt Notes, Series 2018-HQA1,
Class M2AS, CMO, ARM, 1M USD LIBOR + 1.10%, 1.287%,
9/25/30  245,968 245
Structured Agency Credit Risk Debt Notes, Series 2018-HRP2,
Class M2, CMO, ARM, 1M USD LIBOR + 1.25%, 1.437%,
2/25/47 (1) 191,396 191
Structured Agency Credit Risk Debt Notes, Series 2020-DNA5,
Class M2, CMO, ARM, SOFR30A + 2.80%, 2.849%, 10/25/50 (1) 258,394 260
Structured Agency Credit Risk Debt Notes, Series 2021-DNA2,
Class M2, CMO, ARM, SOFR30A + 2.30%, 2.349%, 8/25/33 (1) 185,000 187
Structured Agency Credit Risk Debt Notes, Series 2021-DNA5,
Class M2, CMO, ARM, SOFR30A + 1.65%, 1.699%, 1/25/34 (1) 195,000 192
Structured Agency Credit Risk Debt Notes, Series 2021-DNA7,
Class M2, CMO, ARM, SOFR30A + 1.80%, 1.849%, 11/25/41 (1) 415,000 401
Structured Agency Credit Risk Debt Notes, Series 2021-HQA3,
Class M1, CMO, ARM, SOFR30A + 0.85%, 0.899%, 9/25/41 (1) 255,000 252
Structured Agency Credit Risk Debt Notes, Series 2021-HQA4,
Class M1, CMO, ARM, SOFR30A + 0.95%, 0.999%, 12/25/41 (1) 715,000 705
Structured Agency Credit Risk Debt Notes, Series 2022-DNA1,
Class M1B, CMO, ARM, SOFR30A + 1.85%, 1.899%, 1/25/42 (1) 400,000 394
Structured Agency Credit Risk Debt Notes, Series 2022-DNA2,
Class M1B, CMO, ARM, SOFR30A + 2.40%, 2.449%, 2/25/42 (1) 570,000 567
Toorak Mortgage, Series 2021-INV1, Class A1, CMO, ARM,
1.153%, 7/25/56 (1) 263,687 255
Towd Point Mortgage Trust, Series 2015-4, Class M1, ARM, 3.75%,
4/25/55 (1) 478,253 481
Towd Point Mortgage Trust, Series 2016-1, Class A3B, ARM,
3.00%, 2/25/55 (1) 28,010 28
Towd Point Mortgage Trust, Series 2016-2, Class A1A, ARM,
2.75%, 8/25/55 (1) 10,379 10
Towd Point Mortgage Trust, Series 2017-1, Class A1, ARM, 2.75%,
10/25/56 (1) 22,415 23
Towd Point Mortgage Trust, Series 2017-2, Class A1, ARM, 2.75%,
4/25/57 (1) 24,105 24
Towd Point Mortgage Trust, Series 2017-5, Class A1, ARM, 1M
USD LIBOR + 0.60%, 0.787%, 2/25/57 (1) 50,828 51

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
UWM Mortgage Trust, Series 2021-INV2, Class A15, CMO, ARM,
2.50%, 9/25/51 (1) 351,667 334
Verus Securitization Trust, Series 2019-3, Class A3, CMO, STEP,
3.04%, 7/25/59 (1) 133,642 134
Verus Securitization Trust, Series 2019-4, Class A1, CMO, STEP,
2.642%, 11/25/59 (1) 68,833 69
Verus Securitization Trust, Series 2019-INV2, Class A2, CMO,
ARM, 3.117%, 7/25/59 (1) 289,971 291
Verus Securitization Trust, Series 2019-INV3, Class A1, CMO,
ARM, 2.692%, 11/25/59 (1) 254,178 255
Verus Securitization Trust, Series 2020-1, Class A3, CMO, STEP,
2.724%, 1/25/60 (1) 308,639 312
Verus Securitization Trust, Series 2020-INV1, Class A3, CMO,
ARM, 3.889%, 3/25/60 (1) 100,000 101
Verus Securitization Trust, Series 2021-5, Class A2, CMO, ARM,
1.218%, 9/25/66 (1) 243,941 233
Vista Point Securitization Trust, Series 2020-1, Class A1, CMO,
ARM, 1.763%, 3/25/65 (1) 46,790 47
Vista Point Securitization Trust, Series 2020-2, Class M1, CMO,
ARM, 3.401%, 4/25/65 (1) 235,000 233
Wells Fargo Commercial Mortgage Trust, Series 2016-C35, Class
AS, 3.184%, 7/15/48  695,000 692
Wells Fargo Commercial Mortgage Trust, Series 2017-C39, Class
B, 4.025%, 9/15/50  1,165,000 1,185
Wells Fargo Commercial Mortgage Trust, Series 2019-C54, Class
B, 3.671%, 12/15/52  200,000 201
Wells Fargo Commercial Mortgage Trust, Series 2019-JWDR,
Class A, ARM, 2.501%, 9/15/31 (1) 570,000 553
Wells Fargo Mortgage Backed Securities Trust, Series 2021-RR1,
Class A17, CMO, ARM, 2.50%, 12/25/50 (1) 617,356 590
WFRBS Commercial Mortgage Trust, Series 2014-C22, Class AS,
ARM, 4.069%, 9/15/57  430,000 442
Worldwide Plaza Trust, Series 2017-WWP, Class A, 3.526%,
11/10/36 (1) 420,000 429
Total Non-U.S. Government Mortgage-Backed Securities (Cost
$37,318) 36,640
PRIVATE INVESTMENT COMPANIES 4.7%
Blackstone Partners Offshore Fund (4)(8) 58,241 122,864
Total Private Investment Companies (Cost $90,580) 122,864

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
U.S. GOVERNMENT & AGENCY MORTGAGE-BACKED
SECURITIES 3.3%
U.S. Government Agency Obligations 2.4%
Federal Home Loan Mortgage
2.50%, 4/1/30  143,306 146
3.00%, 12/1/42 - 2/1/47  1,408,263 1,449
3.50%, 8/1/42 - 3/1/46  1,084,418 1,141
4.00%, 8/1/40 - 12/1/41  471,621 505
4.50%, 6/1/39 - 10/1/41  345,898 375
5.00%, 1/1/24 - 8/1/40  131,721 146
6.00%, 8/1/22 - 8/1/38  102,683 116
6.50%, 11/1/29 - 7/1/35  15,795 18
7.00%, 10/1/25 - 6/1/32  5,485 6
Federal Home Loan Mortgage, ARM
12M USD LIBOR + 1.725%, 1.975%, 7/1/35  1,435 1
12M USD LIBOR + 1.75%, 2.125%, 2/1/35  6,207 6
12M USD LIBOR + 1.83%, 2.204%, 2/1/37  15,013 16
12M USD LIBOR + 1.842%, 2.091%, 1/1/37  11,338 11
Federal Home Loan Mortgage, CMO, IO, 4.50%, 5/25/50  227,523 33
Federal Home Loan Mortgage, UMBS
2.00%, 3/1/42 - 12/1/51  1,718,057 1,659
2.50%, 5/1/51 - 1/1/52  1,643,465 1,627
3.00%, 5/1/31 - 12/1/50  442,134 453
3.50%, 11/1/47 - 11/1/50  323,586 337
4.00%, 1/1/50 - 2/1/50  295,157 309
4.50%, 5/1/50  47,606 50
Federal National Mortgage Assn.
3.00%, 6/1/33 - 8/1/46  115,451 119
3.50%, 6/1/42 - 5/1/46  1,254,703 1,321
4.00%, 11/1/40  295,316 312
Federal National Mortgage Assn., ARM, 12M USD LIBOR +
1.881%, 2.131%, 8/1/36  15,049 15
Federal National Mortgage Assn., CMO, IO, 6.50%, 2/25/32  3,133 1
Federal National Mortgage Assn., UMBS
2.00%, 12/1/51  1,532,368 1,472
2.50%, 1/1/32 - 2/1/52  6,332,459 6,275
3.00%, 8/1/27 - 10/1/51  7,210,592 7,392
3.50%, 11/1/32 - 7/1/50  3,486,532 3,634
4.00%, 11/1/40 - 12/1/49  3,319,005 3,519
4.50%, 4/1/26 - 5/1/50  1,594,889 1,714
5.00%, 9/1/23 - 3/1/49  822,818 909
5.50%, 11/1/34 - 9/1/41  514,684 577
6.00%, 3/1/33 - 1/1/41  339,112 386
6.50%, 8/1/23 - 5/1/40  269,223 301

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
7.00%, 9/1/30 - 4/1/32  4,089 5
UMBS, TBA (12)
2.00%, 3/1/52  14,360,000 13,774
2.50%, 3/1/37 - 3/1/52  7,920,000 7,854
3.00%, 3/1/52  1,085,000 1,096
3.50%, 3/1/52  1,280,000 1,318
4.00%, 3/1/52  1,245,000 1,300
4.50%, 3/1/52  1,220,000 1,288
62,986
U.S. Government Obligations 0.9%
Government National Mortgage Assn.
2.50%, 8/20/50 - 12/20/51  4,556,436 4,560
3.00%, 9/15/42 - 7/20/51  3,448,064 3,532
3.50%, 11/20/42 - 8/20/51  3,711,317 3,899
4.00%, 2/20/41 - 10/20/50  1,450,777 1,530
4.50%, 11/20/39 - 1/20/47  455,848 499
5.00%, 7/20/39 - 6/20/48  966,694 1,055
5.50%, 10/20/32 - 3/20/49  618,718 676
6.00%, 8/20/34 - 12/20/38  227,924 260
6.50%, 10/15/27 - 2/15/29  2,394 3
7.00%, 9/20/27  944 1
7.50%, 1/15/30  3,068 3
8.00%, 8/15/24 - 10/20/25  168 —
Government National Mortgage Assn., CMO
3.00%, 11/20/47 - 12/20/47  83,499 84
Government National Mortgage Assn., CMO, IO
3.50%, 5/20/43  135,308 21
4.00%, 5/20/37 - 2/20/43  110,441 8
4.50%, 12/20/39  2,235 —
Government National Mortgage Assn., TBA (12)
2.00%, 3/20/52  3,565,000 3,485
3.00%, 3/20/52  2,380,000 2,420
3.50%, 3/20/52  1,437,000 1,483
23,519
Total U.S. Government & Agency Mortgage-Backed Securities
(Cost $87,328) 86,505
U.S. GOVERNMENT AGENCY OBLIGATIONS (EXCLUDING
MORTGAGE-BACKED) 4.0%
Treasuries 2.3%
U.S. Treasury Bonds, 1.875%, 11/15/51  6,295,000 5,875
U.S. Treasury Bonds, 2.00%, 11/15/41  7,305,000 6,990
U.S. Treasury Bonds, 2.25%, 2/15/52  3,465,000 3,529
U.S. Treasury Bonds, 2.375%, 2/15/42  6,670,000 6,813

T. ROWE PRICE Spectrum Moderate Allocation Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
U.S. Treasury Notes, 1.00%, 12/15/24  4,315,000 4,242
U.S. Treasury Notes, 1.125%, 1/15/25  8,075,000 7,960
U.S. Treasury Notes, 1.25%, 11/30/26  10,425,000 10,191
U.S. Treasury Notes, 1.25%, 12/31/26  8,950,000 8,746
U.S. Treasury Notes, 1.50%, 1/31/27  5,390,000 5,328
59,674
U.S. Treasury Obligations 1.7%
U.S. Treasury Bonds, 2.00%, 8/15/51 (13) 4,170,000 3,999
U.S. Treasury Notes, 0.125%, 1/15/24  5,620,000 5,483
U.S. Treasury Notes, 0.125%, 2/15/24 (13) 8,535,000 8,315
U.S. Treasury Notes, 0.25%, 3/15/24  2,700,000 2,632
U.S. Treasury Notes, 0.25%, 5/15/24  3,350,000 3,256
U.S. Treasury Notes, 0.25%, 6/15/24  5,775,000 5,606
U.S. Treasury Notes, 0.375%, 7/15/24  3,360,000 3,267
U.S. Treasury Notes, 0.375%, 9/15/24 (13) 4,050,000 3,927
U.S. Treasury Notes, 0.625%, 10/15/24  6,880,000 6,707
43,192
Total U.S. Government Agency Obligations (Excluding
Mortgage-Backed) (Cost $105,338) 102,866
SHORT-TERM INVESTMENTS 2.1%
Money Market Funds 2.1%
T. Rowe Price Treasury Reserve Fund, 0.10% (2)(14) 54,845,079 54,845
Total Short-Term Investments (Cost $54,845) 54,845
SECURITIES LENDING COLLATERAL 0.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH JPMORGAN CHASE
BANK 0.2%
Money Market Funds 0.2%
T. Rowe Price Government Reserve Fund, 0.12% (2)(14) 5,163,008 5,163
Total Investments in a Pooled Account through Securities
Lending Program with JPMorgan Chase Bank 5,163
Total Securities Lending Collateral (Cost $5,163) 5,163
Total Investments in Securities 101.3%
(Cost $2,059,157) $ 2,642,444
Other Assets Less Liabilities (1.3)% (32,729)
Net Assets 100.0% $ 2,609,715
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.

T. ROWE PRICE Spectrum Moderate Allocation Fund

.
.
.
.
.
.
.
.
.
.
(1) Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to
$80,267 and represents 3.1% of net assets.
(2) Affiliated Companies
(3) SEC 30-day yield
(4) Non-income producing
(5) All or a portion of this security is pledged to cover or as collateral for written call options at February 28, 2022.
(6) All or a portion of this security is on loan at February 28, 2022.
(7) Security cannot be offered for public resale without first being registered under the Securities Act of 1933 and related rules ("restricted security"). Acquisition date represents the day on which an enforceable right to acquire such security is obtained and is presented along with related cost in the security description.
The fund has registration rights for certain restricted securities. Any costs related to such registration are borne by the issuer. The aggregate value of restricted securities (excluding 144A holdings) at period end amounts to $15,186 and represents 0.6% of net assets.
(8) Level 3 in fair value hierarchy.
(9) Investment in a partnership held indirectly through a limited liability company that is owned by the fund and treated as a corporation for U.S. tax purposes.
(10) The identity of certain securities has been concealed to protect the fund while it completes a purchase or selling program for the securities.
(11) Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(12) To-Be-Announced purchase commitment. Total value of such securities at period-end amounts to $34,018 and represents 1.3% of net assets.
(13) At February 28, 2022, all or a portion of this security is pledged as collateral and/
or margin deposit to cover future funding obligations.
(14) Seven-day yield
1M SOFR One month SOFR (Secured overnight financing rate)
1M USD LIBOR One month USD LIBOR (London interbank offered rate)
3M SOFR Three month Term SOFR (Secured overnight financing rate)
3M USD LIBOR Three month USD LIBOR (London interbank offered rate)
12M USD LIBOR Twelve month USD LIBOR (London interbank offered rate)
ADR American Depositary Receipts
ARM Adjustable Rate Mortgage (ARM); rate shown is effective rate at period-end. The rates for certain ARMs are not based on a published reference rate and spread but may be determined using a formula based on the rates of the underlying loans.
AUD Australian Dollar
CAD Canadian Dollar
CDI CHESS or CREST Depositary Interest
CHF Swiss Franc
CLO Collateralized Loan Obligation
CMO Collateralized Mortgage Obligation

T. ROWE PRICE Spectrum Moderate Allocation Fund

.
.
.
.
.
.
.
.
.
.
DKK Danish Krone
EC Escrow CUSIP; represents a beneficial interest in a residual pool of assets; the amount and timing of future distributions, if any, is uncertain; when presented, interest rate and maturity date are those of the original security.
EUR Euro
FRN Floating Rate Note
GBP British Pound
HKD Hong Kong Dollar
INR Indian Rupee
IO Interest-only security for which the fund receives interest on notional principal
ISK Iceland Krona
JPY Japanese Yen
KRW South Korean Won
NOK Norwegian Krone
PTT Pass-Through Trust
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder
SDR Swedish Depository Receipts
SEK Swedish Krona
SGD Singapore Dollar
SOFR Secured overnight financing rate
SOFR30A 30-day Average SOFR (Secured overnight financing rate)
STEP Stepped coupon bond for which the coupon rate of interest adjusts on specified date(s); rate shown is effective rate at period-end.
TBA To-Be-Announced
TWD Taiwan Dollar
UMBS Uniform Mortgage-Backed Securities
USD U.S. Dollar
VR Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE Spectrum Moderate Allocation Fund

(Amounts in 000s, except for contracts)
OPTIONS WRITTEN (0.2)%
Exchange-Traded Options Written (0.2)%
Description Contracts
Notional
Amount $ Value
S&P 500 Index, Call, 4/14/22 @ $4,350.00 259 113,285 (4,035)
Total Options Written (Premiums $(3,669)) $ (4,035)

T. ROWE PRICE Spectrum Moderate Allocation Fund

(Amounts in 000s)
SWAPS 0.0%
Description
Notional
Amount $ Value
Upfront
Payments/
$ (Receipts) **
Unrealized
$ Gain/(Loss)
BILATERAL SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
JPMorgan Chase, Protection Sold
(Relevant Credit: Barclays Bank, A*),
Receive 1.00% Quarterly, Pay upon credit
default, 6/20/24 (EUR) * 88 1 1 —
Total Bilateral Credit Default Swaps, Protection Sold 1 —
Total Bilateral Swaps 1 —
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
CENTRALLY CLEARED SWAPS 0.0%
Credit Default Swaps, Protection Sold 0.0%
Protection Sold (Relevant Credit: Markit
CDX.EM-S37, 5 Year Index), Receive
1.00% Quarterly, Pay upon credit default,
12/20/26 * 5,350 90 119 (29)
Protection Sold (Relevant Credit: Markit
CDX.NA.HY-S37, 5 Year Index), Receive
5.00% Quarterly, Pay upon credit default,
12/20/26 3,615 239 343 (104)
Protection Sold (Relevant Credit: Republic
of Chile, A1*), Receive 1.00% Quarterly,
Pay upon credit default, 12/20/26 2,091 21 24 (3)
Protection Sold (Relevant Credit: Republic
of Indonesia, Baa2*), Receive 1.00%
Quarterly, Pay upon credit default,
12/20/26 * 3,164 (16) 32 (48)

T. ROWE PRICE Spectrum Moderate Allocation Fund

(Amounts in 000s)
Description
Notional
Amount $ Value
Initial
$ Value
Unrealized
$ Gain/(Loss)
Protection Sold (Relevant Credit: United
Mexican States, Baa1*), Receive 1.00%
Quarterly, Pay upon credit default,
12/20/26 5,282 (27) 23 (50)
Total Centrally Cleared Credit Default Swaps,
Protection Sold (234)
Total Centrally Cleared Swaps (234)
Net payments (receipts) of variation margin to date 205
Variation margin receivable (payable) on centrally cleared swaps $ (29)
* Credit ratings as of February 28, 2022. Ratings shown are from Moody’s Investors Service and if Moody’s does not rate a security, then Standard & Poor’s (S&P) is used. Fitch is used for securities that are not rated by either Moody’s or S&P.
** Includes interest purchased or sold but not yet collected of less than $1.

T. ROWE PRICE Spectrum Moderate Allocation Fund

(Amounts in 000s)
FORWARD CURRENCY EXCHANGE CONTRACTS
Counterparty Settlement Receive Deliver
Unrealized
Gain/(Loss)
Bank of America 4/22/22 AUD 1,700 USD 1,238 $ (2)
Bank of America 4/22/22 USD 1,212 AUD 1,700 (24)
Citibank 5/20/22 USD 1,407 SEK 13,075 24
Goldman Sachs 4/22/22 USD 1,785 JPY 205,245 (2)
State Street 5/20/22 USD 1,376 EUR 1,208 18
UBS Investment Bank 5/20/22 USD 1,870 EUR 1,642 23
Net unrealized gain (loss) on open forward
currency exchange contracts $ 37

T. ROWE PRICE Spectrum Moderate Allocation Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Short, 88 MSCI EAFE Index contracts 3/22 (9,503) $ 499
Long, 168 S&P 500 E-Mini Index contracts 3/22 36,691 96
Long, 96 U.S. Treasury Long Bond contracts 6/22 15,042 201
Short, 643 U.S. Treasury Notes five year contracts 6/22 (76,055) (333)
Long, 119 U.S. Treasury Notes ten year contracts 6/22 15,165 52
Long, 150 U.S. Treasury Notes two year contracts 6/22 32,284 54
Long, 142 Ultra U.S. Treasury Bonds contracts 6/22 26,403 274
Long, 8 Ultra U.S. Treasury Notes ten year contracts 6/22 1,131 10
Net payments (receipts) of variation margin to date (246)
Variation margin receivable (payable) on open futures contracts $ 607

T. ROWE PRICE Spectrum Moderate Allocation Fund

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the
1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2022.
Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Dynamic Global Bond Fund - I
Class, 3.53%  $ (1,455) $ (4,003) $ 3,064
T. Rowe Price Inflation Protected Bond Fund - I
Class, 2.20%  — — —
T. Rowe Price Institutional Emerging Markets
Bond Fund, 5.09%  — (11,054) 2,613
T. Rowe Price Institutional Emerging Markets
Equity Fund  (714) (30,292) 3,845
T. Rowe Price Institutional Floating Rate Fund -
Institutional Class, 3.51%  — (609) 1,615
T. Rowe Price Institutional High Yield Fund -
Institutional Class, 5.30%  (303) (3,232) 3,127
T. Rowe Price International Bond Fund (USD
Hedged) - I Class, 1.79%  (285) (5,717) 3,036
T. Rowe Price Limited Duration Inflation Focused
Bond Fund - I Class, 1.66%  23 (675) 1,317
T. Rowe Price Multi-Strategy Total Return Fund - I
Class  (227) (7,019) 2,358
T. Rowe Price Real Assets Fund - I Class  1,396 13 1,008
T. Rowe Price U.S. Treasury Long-Term Index
Fund - I Class, 2.04%  — (460) 776
T. Rowe Price Government Reserve Fund, 0.12% — — 1++
T. Rowe Price Treasury Reserve Fund, 0.10% — — 45++
T. Rowe Price Short-Term Fund, 0.06% — — —++
Totals $ (1,565)# $ (63,048) $ 22,805+

T. ROWE PRICE Spectrum Moderate Allocation Fund

AFFILIATED COMPANIES (CONTINUED)
($000s)
Supplementary Investment Schedule
Affiliate
Value
05/31/21
Purchase
Cost
Sales
Cost
Value
02/28/22
T. Rowe Price Dynamic Global
Bond Fund - I Class, 3.53%  $ 119,935 $ 3,064 $ 44,955 $ 74,041
T. Rowe Price Inflation
Protected Bond Fund - I Class,
2.20%  7 — — 7
T. Rowe Price Institutional
Emerging Markets Bond Fund,
5.09%  79,608 5,613 — 74,167
T. Rowe Price Institutional
Emerging Markets Equity Fund  133,031 17,845 5,114 115,470
T. Rowe Price Institutional
Floating Rate Fund - Institutional
Class, 3.51%  51,260 10,464 — 61,115
T. Rowe Price Institutional High
Yield Fund - Institutional Class,
5.30%  77,757 5,127 7,033 72,619
T. Rowe Price International
Bond Fund (USD Hedged) - I
Class, 1.79%  126,296 3,036 6,285 117,330
T. Rowe Price Limited Duration
Inflation Focused Bond Fund - I
Class, 1.66%  33,211 13,817 12,477 33,876
T. Rowe Price Multi-Strategy
Total Return Fund - I Class  — 90,158 3,227 79,912
T. Rowe Price Real Assets Fund
- I Class  47,817 1,006 5,230 43,606
T. Rowe Price U.S. Treasury
Long-Term Index Fund - I Class,
2.04%  49,593 6,776 — 55,909
T. Rowe Price Government
Reserve Fund, 0.12% —  ¤  ¤ 5,163
T. Rowe Price Treasury Reserve
Fund, 0.10% 162,267  ¤  ¤ 54,845
T. Rowe Price Short-Term Fund,
0.06% 11,853  ¤  ¤ —
Total $ 788,060^

T. ROWE PRICE Spectrum Moderate Allocation Fund

The accompanying notes are an integral part of this Portfolio of Investments.
# Capital gain distributions from mutual funds represented $7,840 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees.
+ Investment income comprised $22,805 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $766,986.

T. ROWE PRICE Spectrum Moderate Allocation Fund
Unaudited
Notes to Portfolio of Investments

T. Rowe Price Spectrum Moderate Allocation Fund (the fund) is registered under the Investment Company Act of 1940 (the 1940 Act) as an open-end management investment company and follows accounting and reporting guidance of the Financial
Accounting Standards Board Accounting Standards Codification Topic 946. The
accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the New
York Stock Exchange (NYSE), normally 4 p.m. ET, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The T. Rowe Price Valuation
Committee (the Valuation Committee) is an internal committee that has been delegated certain responsibilities by the fund’s Board of Directors (the Board) to ensure that financial instruments are appropriately priced at fair value in accordance with
GAAP and the 1940 Act. Subject to oversight by the Board, the Valuation Committee develops and oversees pricing-related policies and procedures and approves all fair value determinations. Specifically, the Valuation Committee establishes policies and procedures used in valuing financial instruments, including those which cannot be valued in accordance with normal procedures or using pricing vendors; determines pricing techniques, sources, and persons eligible to effect fair value pricing actions;
evaluates the services and performance of the pricing vendors; oversees the pricing process to ensure policies and procedures are being followed; and provides guidance on internal controls and valuation-related matters. The Valuation Committee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial

T. ROWE PRICE Spectrum Moderate Allocation Fund

instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the fund’s own assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities and the last quoted sale or closing price for international securities.
The last quoted prices of non-U.S. equity securities may be adjusted to reflect the fair value of such securities at the close of the NYSE, if the fund determines that developments between the close of a foreign market and the close of the NYSE will affect the value of some or all of its portfolio securities. Each business day, the fund uses information from outside pricing services to evaluate and, if appropriate, decide whether it is necessary to adjust quoted prices to reflect fair value by reviewing a variety of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. The fund uses outside pricing services to provide it with quoted prices and information to evaluate or adjust those prices. The fund cannot predict how often it will use quoted prices and how often it will determine it necessary to adjust those prices to reflect fair value.

T. ROWE PRICE Spectrum Moderate Allocation Fund

Debt securities generally are traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Investments in private investment companies are valued at the investee’s NAV per share as of the valuation date, if available. If the investee’s NAV is not available as of the valuation date or is not calculated in accordance with GAAP, the
Valuation Committee may adjust the investee’s NAV to reflect fair value at the valuation date. Listed options, and OTC options with a listed equivalent, are valued at the mean of the closing bid and asked prices and exchange-traded options on futures contracts are valued at closing settlement prices. Futures contracts are valued at closing settlement prices. Forward currency exchange contracts are valued using the prevailing forward exchange rate. Swaps are valued at prices furnished by an independent pricing service or independent swap dealers.
Investments for which market quotations or market-based valuations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Committee, in accordance with fair valuation policies and procedures.
The objective of any fair value pricing determination is to arrive at a price that could reasonably be expected from a current sale. Financial instruments fair valued by the
Valuation Committee are primarily private placements, restricted securities, warrants, rights, and other securities that are not publicly traded. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Committee typically will afford greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Committee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis and updated as information becomes available, including actual purchase and sale transactions of the investment. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions, and fair value prices determined by the
Valuation Committee could differ from those of other market participants.

T. ROWE PRICE Spectrum Moderate Allocation Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2022 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Fixed Income Securities
1
$ — $ 367,786 $ — $ 367,786
Bond Mutual Funds 489,064 — — 489,064
Common Stocks 1,020,334 333,657 2,592 1,356,583
Convertible Preferred Stocks — 505 6,646 7,151
Equity Mutual Funds 238,988 — — 238,988
Private Investment Companies — — 122,864 122,864
Short-Term Investments 60,008 — — 60,008
Total Securities 1,808,394 701,948 132,102 2,642,444
Swaps — 1 — 1
Forward Currency Exchange
Contracts — 65 — 65
Futures Contracts* 1,186 — — 1,186
Total $ 1,809,580 $ 702,014 $ 132,102 $ 2,643,696
Liabilities
Options Written $ — $ 4,035 $ — $ 4,035
Swaps* — 234 — 234
Forward Currency Exchange
Contracts — 28 — 28
Futures Contracts* 333 — — 333
Total $ 333 $ 4,297 $ — $ 4,630
1
Includes Asset-Backed Securities, Corporate Bonds, Foreign Government Obligations &
Municipalities, Non-U.S. Government Mortgage-Backed Securities, U.S. Government &
Agency Mortgage-Backed Securities and U.S. Government Agency Obligations (Excluding
Mortgage-Backed).
* The fair value presented includes cumulative gain (loss) on open futures contracts and centrally cleared swaps; however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE Spectrum Moderate Allocation Fund

Following is a reconciliation of the fund’s Level 3 holdings for the period ended
February 28, 2022. Gain (loss) reflects both realized and change in unrealized gain/loss on Level 3 holdings during the period, if any. The change in unrealized gain/loss on
Level 3 instruments held at February 28, 2022, totaled $33,725,000 for the period ended
February 28, 2022.
In accordance with GAAP, the following table provides quantitative information about significant unobservable inputs used to determine the fair valuations of the fund’s
Level 3 assets, by class of financial instrument. Because the Valuation Committee considers a wide variety of factors and inputs, both observable and unobservable, in determining fair values, the unobservable inputs presented do not reflect all inputs significant to the fair value determination.
($000s)
Beginning
Balance
5/31/21
Gain (Loss)
During
Period
Total
Purchases Total Sales
Ending
Balance
2/28/22
Investment in Securities
Common Stocks $ 2,861 $ (517) $ 900 $ (652) $ 2,592
Convertible Preferred Stocks 8,563 (378) 1,420 (2,959) 6,646
Private Investment Companies 135,998 3,865 90,581 (107,580) 122,864
Total $ 147,422 $ 2,970 $ 92,901 $ (111,191) $ 132,102
Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Common
Stock
$ 2,592 Recent
comparable
transaction
price(s)
—# —# —# —#
Discount for
uncertainty
3% - 10% 9% Decrease
Market
comparable
Enterprise
value to sales
multiple
4.8x
– 22.9x
15.3x Increase
Sales growth
rate
35%
- 56%
52% Increase

T. ROWE PRICE Spectrum Moderate Allocation Fund

Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Projected
enterprise
value to
EBITDA
multiple
12.5x 12.5x Increase
Enterprise
value to gross
profit multiple
9.5x
– 29.7x
21.1x Increase
Gross profit
growth rate
36%
- 56%
54% Increase
Enterprise
value to
EBITDA
multiple
10.5x
– 23.5x
16.2x Increase
EBITDA
growth rate
38% 38% Increase
Price to
tangible book
value multiple
1.3x
– 1.5x
1.4x Increase
Tangible book
value growth
rate
(8%)
- 15%
10% Increase
Segment-
based price-
to-earnings
multiple
9.5x
– 36.8x
19.6x Increase
Whole
company
price-to-
earnings
multiple
18.1x 18.1x Increase
Discount
for lack of
collectability
100% 100% Decrease
Discount
for lack of
marketability
10% 10% Decrease

T. ROWE PRICE Spectrum Moderate Allocation Fund

Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Options pricing
model
Private
company
valuation
—# —# —#
Risk-free rate 3% 3% Increase
Volatility 46% 46% Increase
Discount
for lack of
marketability
10% 10% Decrease
Expected
present value
Discount rate
for cost of
equity
20% 20% Decrease
Convertible
Preferred
Stocks
$ 6,646 Recent
comparable
transaction
price(s)
—# —# —# —#
Market
comparable
Enterprise
value to sales
multiple
3.5x
– 22.9x
6.6x Increase
Sales growth
rate
27%
- 59%
34% Increase
Enterprise
value to gross
profit multiple
9.3x
– 29.7x
13.4x Increase
Gross profit
growth rate
30%
- 59%
46% Increase
Enterprise
value to
EBITDA
multiple
19.3x
– 23.5x
21.0x Increase
EBITDA
growth rate
38% 38% Increase
Discount
for lack of
marketability
10% 10% Decrease

T. ROWE PRICE Spectrum Moderate Allocation Fund

# No quantitative unobservable inputs significant to the valuation technique were created by the fund’s management.
* Unobservable inputs were weighted by the relative fair value of the instruments.
** Represents the directional change in the fair value of the Level 3 investment(s) that would have resulted from an increase in the corresponding input at period end. A decrease in the unobservable input would have had the opposite effect. Significant increases and decreases in these inputs in isolation could result in significantly higher or lower fair value measurements.
+ Valuation techniques may change in order to reflect management’s judgment of current market participant assumptions.
OTHER MATTERS
Unpredictable events such as environmental or natural disasters, war, terrorism, pandemics, outbreaks of infectious diseases, and similar public health threats may significantly affect the economy and the markets and issuers in which a fund invests.
Certain events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. Since 2020, a novel strain of coronavirus (COVID-19) has resulted in disruptions to global business activity and caused significant volatility and declines in global financial markets. In February 2022,
Russian forces entered Ukraine and commenced an armed conflict. Economic sanctions have since been imposed on Russia and certain of its citizens, including the exclusion of Russia from the SWIFT global payments network. As a result, Russia’s central bank closed the country’s stock market on February 28, 2022, and Russian-related stocks and debt have since suffered significant declines in value. The duration of the coronavirus outbreak and the Russian-Ukraine conflict, and their effects on the financial markets, cannot be determined with certainty. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these and such other events.
Management is actively monitoring these events.
F102-054Q3 02/22
Investments in
Securities
Value
(000s)
Valuation
Technique(s)+
Significant
Unobservable
Input(s)
Value or
Range of
Input(s)
Weighted
Average of
Input(s)*
Impact to
Valuation
from an
Increase
in Input**
Private
Investment
Companies
$ 122,864 Rollforward of
Investee NAV
Estimated
return
0.95% 0.95% Increase